UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4803

Oppenheimer Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 3/31/2014

Item 1. Reports to Stockholders.

OPPENHEIMERFUNDS™
THE RIGHT WAY TO INVEST

OPPENHEIMER ROCHESTER®

LIMITED TERM MUNICIPAL FUND

SEMIANNUAL REPORT 3.31.2014

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 3/31/14

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Barclays Municipal Bond Index	Barclays Municipal 5 Year (4-6) Index
6-Month	3.13%	0.81%	3.65%	1.84%
1-Year	-1.61	-3.82	0.39	0.97
5-Year	6.36	5.87	5.71	4.03
10-Year	3.97	3.73	4.45	3.89

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 2.25% maximum applicable sales charge except where “without sales charge” is indicated. Prior to April 1, 2012, the maximum initial sales charge was 3.50%. Current performance may be lower or higher than the performance quoted. Returns for periods of less than one year are cumulative and not annualized. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677).

OppenheimerFunds/Rochester is using social media to provide timely information related to muni market developments at www.twitter.com/RochesterFunds.

2    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Fund Performance Discussion

The tax benefits of investing in Oppenheimer Rochester Limited Term Municipal Fund, we imagine, probably landed on the short list of “things that can make you smile while completing tax returns.” The Fund’s Class A shares had a distribution yield of 3.96% at net asset value (NAV) as of March 31, 2014. By way of comparison, a taxable investment would have had to earn 6.84% to provide as much income. The cumulative total return for the Fund’s Class A shares was 3.13% this reporting period, driven in large part by tax-free yield.

MARKET OVERVIEW

The muni market rebounded during the last 3 months of this reporting period, which was a welcomed development after the volatility of the previous year.

At the outset of this reporting period, the target for the Fed Funds rate remained between zero and 0.25%. Despite consistent statements by the Federal Reserve about what would have to happen to the unemployment and inflation rates before it would consider changing the short-term Fed Funds target rate, many market participants acted as if a policy change were imminent.

The average distribution yield at NAV for Lipper’s Short-Intermediate Municipal Debt Funds category was 1.53% at the end of this reporting period. At 3.96%, the average distribution yield at NAV for the Fund’s Class A shares was 243 basis points higher than the category average.

A sell-off occurred in mid-March 2014 after Janet Yellen, the newly confirmed Fed chairman, held her first press conference and announced that the Fed’s decisions about the Fed Funds rate would begin to “take into account a wide range of

YIELDS & DISTRIBUTIONS FOR CLASS A SHARES

Dividend Yield w/o sales charge	3.96%
Dividend Yield with sales charge	3.87
Standardized Yield	3.87
Taxable Equivalent Yield	6.84
Last distribution (3/25/14)	$0.047
Total distributions (10/1/13 to 3/31/14)	$0.276

Endnotes for this discussion begin on page 12 of this report

3    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

information, including measures of labor market conditions, indicators of inflation pressures and inflation expectations, and readings on financial developments.” (This sell-off was similar to the one that had occurred in June 2013, when statements by then-chairman Ben S. Bernanke were also seen as indicative of near-term rate changes.)

The Fed’s decision to spend billions monthly on mortgage-backed securities and long-term Treasuries remained a source of speculation during this reporting period. After more than a year of $85-billion-a-month purchases, the Fed lowered its spending to $75 billion in January 2014 and then to $65 billion the following month. In March 2014, it announced plans to lower its April spending by another $10 billion and said that further adjustments would be “contingent on the Committee’s outlook for the labor market and inflation as well as its assessment of the likely efficacy and costs of such purchases.”

Given the current Fed Funds rate, the only plausible change would be an increase. We remind investors that a change in the Fed Funds rate does not automatically translate into a change in longer-term interest rates, which are determined by the marketplace. Additionally, the Fund’s investment team believes that its focus on finding value in the marketplace and producing competitive levels of tax-free income is well suited for the market conditions that existed at the end of this reporting period.

AAA-rated municipal securities remained “cheap to Treasuries” for virtually all of this reporting period, a condition that exists when nominal, pre-tax muni yields exceed available Treasury yields. This condition allows investors to earn higher nominal yields on their muni holdings than on Treasuries and to benefit further from the federal, state and, where applicable, local tax exemptions on municipal investment income.

As of March 31, 2014, the average yield on 30-year, AAA-rated muni bonds was 3.96%, down 30 basis points from September 30, 2013. The average yield on 10-year, AAA-rated muni bonds was 2.53% on March 31, 2014, down 17 basis points from the September 2013 date, and the average yield on 1-year, AAA-rated muni bonds was 0.20%, down 10 basis points from the September 2013 date.

During this reporting period, media coverage about Detroit’s bankruptcy and about municipal debt issued in Puerto Rico contributed to market volatility. Details about the Fund’s Puerto Rico holdings can be found in the Fund Performance section, which follows.

Successful investors, we have found, maintain a long-term perspective regardless of the specific developments associated with any given reporting period. To maximize the benefits that municipal bond funds seek to provide, many investors reinvest their dividends and allow the income generated from their investments to compound over time.

4    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

FUND PERFORMANCE

Oppenheimer Rochester Limited Municipal Fund held more than 1,200 securities as of March 31, 2014. The Fund was invested in a broad range of sectors, providing shareholders with a diversity of holdings that we believe would be difficult and costly to replicate in an individual portfolio.

The Fund’s Class A distribution yield at NAV was the second highest in Lipper’s Short-Intermediate Municipal Debt Funds category, trailing only the distribution yield of this Fund’s Y shares. At 3.96% on that date, it was 243 basis points higher than the category average, which was 1.53%. The distribution yield of this Fund’s Class A shares was also higher than the average distribution yield in Lipper’s General and Insured Municipal Debt Funds category, which consists of longer-term funds.

For a taxable investment to have provided a greater benefit than an investment in this Fund, it would have had to yield more than 6.84%, based on the standardized yield of its Class A shares as of March 31, 2014, and the current top federal income tax rates. As long-time investors know, yields on fixed-income funds rise when share prices fall, and yields have historically contributed the lion’s share of the long-term total returns generated by bonds.

The Fund’s dividend trend this reporting period shows the positive impact a yield-driven approach can have amid challenging market conditions. This Fund’s Class A dividend, which was 4.55 cents per share at the outset of the reporting period, increased to 4.7 cents per share beginning with the February 2014 payout. In all, the Fund distributed 27.6 cents per Class A share this reporting period.

As of March 31, 2014, the Fund was invested in the hospital/healthcare sector, comprising 14.9% of its total assets. Our holdings in this sector consist of securities across the credit spectrum, but most are investment grade.

“Credit spread widening” – which occurs when the difference between yields on low-rated municipal bonds and higher-rated bonds increases – was in evidence this reporting period and can adversely affect credit-sensitive sectors, including this sector. When spreads become wider, prices of high-grade muni bonds generally perform better than those of lower-rated bonds. Nonetheless, we continue to believe that the sector remains well positioned to provide attractive levels of tax-free income.

Securities issued in the Commonwealth of Puerto Rico, which are exempt from federal, state and local income taxes, represented 16.6% of the Fund’s net assets at the end of this reporting period. The Fund’s holdings, some of which are insured, include G.O. debt, sales tax revenue bonds

5    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

and securities from many different sectors. Most of the Fund’s investments in securities issued in Puerto Rico are supported by taxes and other revenues and are designed to help finance electric utilities, highways and education, among other things. Puerto Rico’s “tobacco bonds” – which are backed by proceeds from the Master Settlement Agreement (MSA), as discussed later in this report – represented an additional 0.2% of net assets on March 31, 2014.

Since his inauguration, first-time governor Alejandro García Padilla has expanded on the fiscal discipline that was the hallmark of his predecessor, Luis Fortuño. We have been impressed by the current governor’s focus on the economy. Already he has cut the government payrolls, enacted comprehensive pension reforms, and raised revenues via tax rate changes and improved enforcement.

Puerto Rico debt continued to be the subject of a variety of critical reports this reporting period. The coverage focused on the Commonwealth’s lingering economic difficulties, which were exacerbated by the Great Recession. Many of the reports also failed to highlight the significant fiscal strides that the Commonwealth’s elected officials have made or the unique provisions in the island’s constitution that prioritize G.O. debt-service payments. This coverage led to increased pricing pressure in this sector during the first half of this reporting period, though many bonds issued in Puerto Rico rallied during the first quarter of 2014.

6    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Nearly half of the Fund’s G.O. securities were issued by Puerto Rico as of March 31, 2014. Most of the Puerto Rico G.O.s are insured. In all, G.O.s, which are backed by the full faith and taxing authority of state and local governments, represented 14.2% of total assets at the end of this reporting period. The Fund’s holdings also include bonds issued by many municipalities throughout the United States.

Half of sales tax revenue bonds held by the Fund this reporting period – 6.3% of the Fund’s total assets as of March 31, 2014 – were issued in Puerto Rico. Debt-service payments on securities in this sector are paid using the issuing municipality’s sales tax revenues. An investment in this sector requires Fund managers to consider the economic conditions that a municipality has experienced and will likely experience and the aggregate face value of the sales tax revenue bonds being issued relative to the municipality’s historic and likely sales tax cash flows. The Fund’s sales tax revenue bonds also include bonds issued by many municipalities throughout the country.

In February 2014, Standard & Poor’s, Moody’s Investors Service and Fitch Ratings downgraded Puerto Rico’s G.O.s and an assortment of other securities issued on island to below investment grade with negative implications. Throughout the industry, municipal bond funds with Puerto Rico holdings saw an increase in the percentage of their assets that were below investment grade.

7    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

At Oppenheimer Rochester, this Fund, like most of our funds, has a prospectus limitation on the purchases of below-investment-grade bonds (see page 9 for further details). While nearly 85% of this Fund’s holdings were investment grade as of March 31, 2014, investors should note that lower-rated bonds can be more volatile than investment-grade bonds and subject to greater liquidity risk.

Investors should also note that our perspective has not changed: Puerto Rico continues to show a very strong willingness to pay bondholders; additionally, our credit research shows that coverage ratios are sufficient and legal protections remain strong for the bonds we hold. Deterioration of the Puerto Rican economy could have an adverse impact on Puerto Rican bonds and the performance of the Oppenheimer Rochester municipal funds that hold them, including this Fund.

Late in this reporting period, the market reacted quite favorably to new G.O. bonds issued by Puerto Rico. Strong demand led officials to increase the offering by $500 million, to $3.5 billion, and the sale attracted $16 billion in orders. The bond deal confirmed that the Commonwealth had not lost its access to the credit market, as some critics had asserted.

Shareholders in this Fund and in many of our competitors’ funds have benefited over the long term from the triple-tax-free status of income generated by Puerto Rico holdings. While price volatility can be unnerving in the short term, the yields on Puerto Rico paper became increasingly attractive this reporting period.

The Fund was also invested in securities used to finance marine and aviation facilities this reporting period. Many of these securities are high-grade investments that are backed by the valuable collateral of the projects whose construction they finance. At the end of the reporting period, 8.4% of the Fund’s total assets were invested in the marine/aviation facilities sector.

Municipal bonds backed by proceeds from the tobacco MSA, the national litigation settlement with U.S. tobacco manufacturers, represented 8.1% of the Fund’s total assets at the end of this reporting period.

We believe the securities we hold in this sector are fundamentally sound credits, and we like that “tobacco bonds” can provide tax-exempt income for investors as well as benefits to the issuing states and territories.

Our long-term view of the sector remains bullish and, given attractive valuations, we believe that it is likely we will continue to hold a greater percentage of tobacco bonds in our portfolios than our peers. As in prior reporting periods, the tobacco bonds this Fund held during this reporting period made all scheduled payments of interest and principal on time and in full.

8    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Despite the “credit spread widening” that has occurred, we continue to believe that the sector remains well positioned to provide high levels of tax-free income to the long-term benefit of our yield-seeking investors.

The Fund’s airline-backed holdings represented 5.1% of total assets as of March 31, 2014. Many of the Fund’s holdings in this sector are backed by a security interest in the airport terminal buildings or maintenance facilities whose construction they finance, and we believe that these bonds offer investors valuable collateral.

At the end of this reporting period, the Fund’s investments in the multifamily and single-family housing sectors represented 4.3% and 3.7% of the Fund’s total assets, respectively. These securities continued to provide competitive levels of tax-free income this reporting period.

During this reporting period, the Fund maintained a small investment (less than 2%) in municipal inverse-floating rate securities, which are tax-exempt securities with interest payments that move inversely to changes in short-term interest rates. “Inverse floaters” continued to provide high levels of income to funds across the industry during this reporting period, which was characterized by stable and low rates in the short-term market. We continue to believe that “inverse floaters” are an essential element of this Fund’s portfolio because they can produce attractive yields under certain market conditions. During this reporting period, the prices of these securities were affected by market volatility. As is its penchant, the Rochester-based investment team will continue to monitor and make adjustments to its portfolios that it believes can provide the greatest benefit to Fund shareholders.

Our approach to municipal bond investing is flexible and responsive to market conditions. Shareholders should note that market conditions during this reporting period did not affect the Fund’s overall investment goals or cause it to pay any capital gain distributions. In closing, we believe that our time-tested strategies and the Fund’s structure and sector composition will continue to benefit fixed-income investors through interest rate and economic cycles.

INVESTMENT STRATEGY

The Rochester investment team focuses exclusively on municipal bonds and has consistently used a time-tested, value-oriented and security-specific approach to fund management. We know that market conditions can and do fluctuate, but we do not waver in our belief in the power of tax-free yield to help investors achieve their long-term objectives.

This “maturity managed” Fund uses a dollar-weighted approach to measuring the average maturity of its securities and seeks an average effective maturity of 5 years or

9    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

less for its portfolio. While the Fund invests primarily in investment-grade municipal securities, it may invest up to 5% of its total assets in below-investment grade securities, or “junk” bonds; the percentage of assets is measured at the time of purchase as is the credit quality of the securities. Additionally, the credit quality is based on Nationally Recognized Statistical Rating Organization (“NRSRO”) ratings or, if no NRSRO rating, on internal ratings. As of March 31, 2014, market movements or rating changes of municipal bonds caused the Fund’s below-investment-grade holdings to exceed this threshold. As a result, no further purchases of below-investment-grade bonds will be made until the Fund’s holdings of these types of bonds is once again below 5% of total assets.

Our team continually searches for undervalued bonds that we believe will provide a meaningful level of tax-free income until maturity. Rather than making allocation shifts based on expected market conditions, we search the marketplace for what we believe to be the best values for generating income. It remains important to note that we do not manage our funds based on predictions of interest rate changes.

Instead, our investment approach involves scouring the market for municipal securities that meet our stringent credit criteria and buying bonds that we believe will deliver above-average yields relative to peer funds. We focus on identifying inefficiencies in market pricing that can lead to investment advantages. We seek to maintain a thoughtful mix of industry sectors, maturities and credit ratings in this Fund’s portfolio.

The Rochester Way, we believe, distinguishes our approach to municipal investing from those of our competitors.

Daniel G. Loughran,

Senior Vice President, Senior Portfolio Manager and Team Leader, on behalf of the rest of the Rochester portfolio management team: Scott S. Cottier, Troy E. Willis, Mark R. DeMitry, Michael L. Camarella, Charles S. Pulire and Elizabeth S. Mossow.

10    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Top Holdings and Allocations

TOP TEN CATEGORIES

Hospital/Healthcare	14.9%
General Obligation	14.2
Marine/Aviation Facilities	8.4
Tobacco Master Settlement Agreement	8.1
Sales Tax Revenue	6.3
Airlines	5.1
Multifamily Housing	4.3
Government Appropriation	3.8
Electric Utilities	3.8
Single Family Housing	3.7

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2014, and are based on total assets.

CREDIT ALLOCATION

	NRSRO- Rated	Sub-Adviser-Rated	Total
AAA	1.6%	0.0%	1.6%
AA	27.2	0.0	27.2
A	28.3	0.6	28.9
BBB	19.4	7.6	27.0
BB or lower	15.0	0.3	15.3
Total	91.5%	8.5%	100.0%

The percentages above are based on the market value of the securities as of March 31, 2014, and are subject to change. OppenheimerFunds, Inc. determines the credit allocation of the Fund’s assets using ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For any security rated by an NRSRO other than S&P, the sub-adviser, OppenheimerFunds, Inc., converts that security’s rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. For securities not rated by an NRSRO, the sub-adviser uses its own credit analysis to assign ratings in categories similar to those of S&P. The use of similar categories is not an indication that the sub-adviser’s credit analysis process is consistent or comparable with any NRSRO’s process were that NRSRO to rate the same security.

For the purposes of this Credit Allocation table, securities rated within the NRSROs’ four highest categories—AAA, AA, A and BBB—are investment-grade securities. For further details, please consult the Fund’s prospectus or Statement of Additional Information.

11    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Performance

DISTRIBUTION YIELDS

As of 3/31/14

	Without Sales Charge	With Sales Charge
Class A	3.96%	3.87%
Class B	3.26	N/A
Class C	3.28	N/A
Class Y	4.19	N/A

STANDARDIZED YIELDS

For the 30 Days Ended 3/31/14

Class A	3.87%
Class B	3.20
Class C	3.21
Class Y	4.22

TAXABLE EQUIVALENT YIELDS

As of 3/31/14

Class A	6.84%
Class B	5.65
Class C	5.67
Class Y	7.46

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 3/31/14

	Inception Date	6-Month	1-Year	5-Year	10-Year	Since Inception
Class A (OPITX)	11/11/86	3.13%	-1.61%	6.36%	3.97%	5.62%
Class B (OIMBX)	9/11/95	2.64%	-2.50%	5.46%	3.49%	4.49%
Class C (OITCX)	12/1/93	2.68%	-2.44%	5.55%	3.18%	3.87%
Class Y (OPIYX)	1/31/11	3.19%	-1.43%	N/A	N/A	5.27%

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 3/31/14

	Inception Date	6-Month	1-Year	5-Year	10-Year	Since Inception
Class A (OPITX)	11/11/86	0.81%	-3.82%	5.87%	3.73%	5.54%
Class B (OIMBX)	9/11/95	-1.36%	-6.29%	5.30%	3.49%	4.49%
Class C (OITCX)	12/1/93	1.68%	-3.38%	5.55%	3.18%	3.87%
Class Y (OPIYX)	1/31/11	3.19%	-1.43%	N/A	N/A	5.27%

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns for periods of less than one year are cumulative and not annualized. Returns do not consider capital gains or income taxes on an individual’s investments. For performance data current to the most recent month-end, visit

12    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 2.25%; for Class B shares, the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C, the contingent deferred sales charge of 1% for the 1-year period. Prior to April 1, 2012, the maximum initial sales charge for Class A shares of the Fund was 3.50%. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion.

The Fund’s performance is compared to the performance of the Barclays Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds that is a measure of the general municipal bond market. The Barclays Municipal 5 Year (4-6) Index is the 4- to 6-year component of the Barclays Municipal Bond Index. Indices are unmanaged and cannot be purchased by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Distribution yields for Class A shares are based on dividends of $0.047 for the 28-day accrual period ended March 25, 2014. The yield without sales charge for Class A shares is calculated by dividing annualized dividends by the Class A net asset value on March 25, 2014; for the yield with sales charge, the denominator is the Class A maximum offering price on that date. Distribution yields for Class B, C and Y are annualized based on dividends of $0.0387, $0.0388 and $0.0497, respectively, for the 28-day accrual period ended March 25, 2014, and on the corresponding net asset values on that date; the Class B, C and Y share dividends were paid on March 25, 2014.

Standardized yield is based on the Fund’s net investment income for the 30-day period ended March 31, 2014, and either that date’s maximum offering price (for Class A shares) or net asset value (for the other classes). Each result is compounded semiannually and annualized. Falling share prices artificially increase yields.

The average distribution yield in Lipper’s Short-Intermediate Municipal Debt Funds category was calculated based on the distributions and the final NAVs of the reporting period for the funds in the category. The calculation included 50 NAVs, one for each class of each fund in the category; a fund can have up to 4 classes. Lipper yields do not include sales charges—which, if included, would reduce results.

Taxable equivalent yield is based on the standardized yield and the 2014 top federal tax rate of 43.4%. Calculations factor in the 3.8% tax on unearned income under the Patient Protection and Affordable Care Act, as applicable. A portion of the Fund’s distributions may be subject to tax; distributions may also increase an investor’s exposure to the alternative minimum tax. Capital gains distributions are taxable as capital gains. Tax treatments of the Fund’s distributions and capital gains may vary by state; investors should consult a tax advisor to determine if the Fund is appropriate for them. Each result is compounded semiannually and annualized. Falling share prices artificially increase yields. This Report must be preceded or accompanied by a Fund prospectus.

13    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

The average yields for AAA-rated municipal securities are provided by Municipal Market Advisors (MMA) and are based on its benchmark of general obligation bonds structured with a 5% coupon. The MMA 5% benchmark is constructed using yields from the leading underwriters, who represent a significant percentage of the primary activity of the top 10 underwriters and therefore the total issuance.

Investments in “tobacco bonds,” which are backed by the proceeds a state or territory receives from the 1998 national litigation settlement with tobacco manufacturers, may be vulnerable to economic and/or legislative events that affect issuers in a particular municipal market sector. Annual payments by MSA-participating manufacturers, for example, hinge on many factors, including annual domestic cigarette shipments, inflation and the relative market share of non-participating manufacturers. To date, we believe consumption figures remain within an acceptable range of the assumptions used to structure MSA bonds. Future MSA payments could be reduced if consumption were to fall more rapidly than originally forecast.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

14    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2014.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

15    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Actual	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During 6 Months Ended March 31, 2014
Class A	$1,000.00	$1,031.30	$4.11
Class B	1,000.00	1,026.40	8.27
Class C	1,000.00	1,026.80	8.01
Class Y	1,000.00	1,031.90	2.84

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.89	4.09
Class B	1,000.00	1,016.80	8.23
Class C	1,000.00	1,017.05	7.98
Class Y	1,000.00	1,022.14	2.83

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 31, 2014 are as follows:

Class	Expense Ratios
Class A	0.81%
Class B	1.63
Class C	1.58
Class Y	0.56

The “Financial Highlights” tables in the Fund’s financial statements, included in this report, show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

16    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    March 31, 2014    Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—101.6%
Alabama—1.4%
$15,000	AL HFA (Single Family Mtg.)[1]	5.000%	10/01/2025	04/01/2016	A	$15,341
2,290,000	Birmingham, AL Baptist Medical Centers (Baptist Health System)[1]	5.250	11/15/2020	11/15/2015	A	2,358,150
65,000	Birmingham, AL Private Educational Building Authority (Birmingham-Southern College)[1]	6.000	12/01/2021	02/01/2021	B	60,773
855,000	Butler, AL Industrial Devel. Board (Georgia-Pacific Corp.)[1]	5.750	09/01/2028	09/01/2014	A	867,714
175,000	Courtland, AL Industrial Devel. Board (Champion International Corp.)[1]	6.000	08/01/2029	04/30/2014	A	175,380
10,500,000	Courtland, AL Industrial Devel. Board (International Paper Company)[1]	6.250	08/01/2025	04/30/2014	A	10,504,830
3,280,000	Courtland, AL Industrial Devel. Board (International Paper Company)[1]	5.800	05/01/2022	05/01/2014	A	3,281,574
3,975,000	Fairfield, AL GO	6.000	06/01/2031	12/11/2021	A	4,132,211
7,470,000	Huntsville, AL Health Care Authority, Series A1	5.500	06/01/2025	06/01/2020	A	8,197,055
7,720,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2018	04/30/2014	A	7,734,668
345,000	Jefferson County, AL Limited Obligation School Warrant	5.000	01/01/2024	04/30/2014	A	345,076
4,725,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2019	04/30/2014	A	4,732,749
8,110,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2021	04/30/2014	A	8,118,191
100,000	Jefferson County, AL Limited Obligation School Warrant[1]	4.750	01/01/2025	01/01/2025		99,693
460,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2023	04/30/2014	A	460,253
101,500	Jefferson County, AL Sewer[1]	5.625	02/01/2022	07/18/2021	B	83,134
50,000	Mobile, AL Limited Obligation Tax[1]	5.500	02/15/2023	04/30/2014	A	50,076
115,000	Satsuma, AL Waterworks & Sewer Board[1]	6.000	07/01/2025	04/30/2014	A	115,176
25,000	Spring Hill College, AL Educational Building Authority (Spring Hill College)[1]	5.200	09/01/2023	04/30/2014	A	25,003
25,000	Talladega County, AL GO1	5.250	01/01/2029	04/30/2014	A	25,027

						51,382,074
Alaska—0.2%
10,000	AK Industrial Devel. & Export Authority (Lake Dorothy Hydroelectric)[1]	5.250	12/01/2021	04/30/2014	A	10,034
630,000	AK Industrial Devel. & Export Authority (Snettisham)[1]	5.500	01/01/2017	04/30/2014	A	631,909
890,000	AK Industrial Devel. & Export Authority (Snettisham)	6.000	01/01/2015	04/30/2014	A	893,649
250,000	AK International Airports[1]	5.000	10/01/2024	04/30/2014	A	250,860
50,000	AK International Airports[1]	5.000	10/01/2024	04/30/2014	A	50,172

17    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Alaska (Continued)
$1,835,000	AK International Airports[1]	5.500%	10/01/2016	04/30/2014	A	$1,842,927
195,000	AK International Airports	5.000	10/01/2022	04/30/2014	A	195,714
5,225,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	4.625	06/01/2023	04/05/2015	B	4,962,078

						8,837,343
Arizona—2.2%
7,360,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2027	01/01/2018	A	7,974,634
4,540,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2026	01/01/2018	A	5,044,349
6,995,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2030	01/01/2018	A	7,467,652
7,670,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2028	01/01/2018	A	8,252,767
3,635,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2023	01/01/2018	A	3,983,487
3,470,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2022	01/01/2018	A	3,818,423
4,380,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2025	01/01/2018	A	4,866,574
4,220,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2024	01/01/2018	A	4,624,571
1,000,000	Glendale, AZ Transportation Excise Tax[1]	5.000	07/01/2025	07/01/2017	A	1,102,100
1,375,000	Goodyear, AZ IDA Water & Sewer (Litchfield Park Service Company)[1]	6.750	10/01/2031	04/30/2014	A	1,375,234
2,815,000	Greater AZ Devel. Authority (Santa Cruz County Jail)[1]	5.250	08/01/2031	08/01/2018	A	2,942,745
1,105,000	Hassayampa, AZ Community Facilities District (Hassayampa Village Community)[1]	7.750	07/01/2021	07/01/2014	A	1,123,420
3,500,000	Maricopa County, AZ IDA (DHlth / CHSB Obligated Group)[1]	5.500	07/01/2026	07/01/2014	A	3,539,165
55,000	Maricopa County, AZ IDA (Phoenix West Prison)[1]	5.000	07/01/2016	07/01/2014	A	55,386
655,000	Phoenix, AZ IDA (Gourmet Boutique West)[1]	5.500	11/01/2017	11/01/2017		542,071
8,455,000	Pima County, AZ IDA (Arizona Charter School)	5.375	07/01/2031	04/26/2028	B	8,318,959
10,350,000	Pima County, AZ IDA (Tucson Electric Power Company)[1]	5.750	09/01/2029	01/12/2015	A	10,563,003
1,835,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	5.450	12/01/2017	06/26/2016	B	1,851,387
5,115,000	Scottsdale, AZ IDA (SHH / SHC / SHRC / SCIC Obligated Group)[1]	5.250	09/01/2030	04/30/2014	A	5,118,171
500,000	Tucson, AZ Airport Authority[1]	5.350	06/01/2031	04/30/2014	A	501,815

18    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Arizona (Continued)
$190,000	Tucson, AZ IDA (Joint Single Family Mtg.)[1]	5.250%	07/01/2038	07/01/2014	A	$193,777

						83,259,690
Arkansas—0.0%
10,000	AR Devel. Finance Authority (Biosciences Institute College)[1]	5.125	12/01/2028	01/04/2024	B	9,817
165,000	AR Devel. Finance Authority (Madison Industrial Devel. / Community Living Obligated Group)[1]	5.800	12/01/2020	04/30/2014	A	165,398
150,000	AR Devel. Finance Authority (Single Family Mtg.)[1]	5.625	01/01/2035	01/01/2016	A	157,359

						332,574
California—13.8%
1,300,000	Alameda, CA Corridor Transportation Authority[1]	5.450	10/01/2025	10/01/2017	A	1,393,678
2,500,000	Alameda, CA Corridor Transportation Authority[1]	5.400	10/01/2024	10/01/2017	A	2,685,025
4,350,000	Antelope Valley, CA Healthcare District[1]	5.250	09/01/2017	09/01/2014	A	4,385,800
3,000,000	Antelope Valley, CA Healthcare District[1]	5.200	01/01/2020	04/30/2014	A	3,007,470
3,000,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2027	04/30/2014	A	3,040,140
4,180,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2022	04/30/2014	A	4,235,928
2,365,000	Apple Valley, CA Public Financing Authority (Town Hall Annex)[1]	5.000	09/01/2027	09/01/2017	A	2,480,175
470,000	CA Communities Transportation Revenue COP	5.000	06/01/2022	06/01/2022		525,765
145,000	CA Communities Transportation Revenue COP	5.000	06/01/2021	06/01/2021		161,948
425,000	CA Communities Transportation Revenue COP	5.000	06/01/2020	06/01/2020		475,116
135,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2042	05/31/2014	A	134,984
4,725,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750	06/01/2029	05/31/2014	A	4,724,669
290,000	CA County Tobacco Securitization Agency (TASC)[1]	5.000	06/01/2026	09/13/2016	B	272,458
3,095,000	CA County Tobacco Securitization Agency (TASC)[1]	5.600	06/01/2036	10/26/2030	B	2,568,076
8,570,000	CA County Tobacco Securitization Agency (TASC)[1]	5.450	06/01/2028	12/24/2024	B	7,645,640
2,505,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2043	05/31/2014	A	2,504,775
1,875,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500	06/01/2033	11/21/2015	B	1,836,806
3,100,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2029	06/12/2015	B	3,027,708

19    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$9,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875%	06/01/2027	05/31/2014	A	$8,999,100
1,545,000	CA County Tobacco Securitization Agency (TASC)[1]	5.625	06/01/2023	04/18/2014	A	1,548,955
29,870,000	CA GO	5.000	10/01/2029	04/01/2018	A	32,821,156
3,620,000	CA GO1	6.500	04/01/2033	04/01/2019	A	4,417,450
2,360,000	CA GO1	5.375	06/01/2026	06/01/2014	A	2,378,951
5,765,000	CA Health Facilities Financing Authority (CHCW)[1]	5.250	03/01/2024	03/01/2016	A	6,169,818
1,890,000	CA Health Facilities Financing Authority (Northern California Presbyterian Homes & Services)[1]	5.125	07/01/2018	04/30/2014	A	1,894,328
200,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)	5.750	07/01/2015	04/30/2014	A	200,740
50,000,000	CA Health Facilities Financing Authority (Stanford Hospital)[2]	5.750	11/15/2031	09/30/2027	A	56,140,500
50,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2033	02/01/2018	A	50,572
1,180,000	CA HFA (Home Mtg.)[1]	4.625	02/01/2016	02/01/2016		1,221,914
175,000	CA HFA (Home Mtg.)[1]	4.300	02/01/2016	02/01/2016		181,800
415,000	CA HFA (Home Mtg.)[1]	4.350	08/01/2017	02/01/2017	A	426,230
3,000,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2028	08/01/2017	A	3,040,410
1,050,000	CA HFA (Home Mtg.)[1]	5.300	08/01/2023	08/01/2017	A	1,070,779
2,000,000	CA HFA (Home Mtg.)[1]	4.625	08/01/2016	08/01/2016		2,092,400
6,855,000	CA HFA (Home Mtg.)[1]	5.500	08/01/2042	02/01/2015	A	7,092,868
215,000	CA HFA (Home Mtg.)[1]	4.100	02/01/2015	05/01/2014	A	215,673
780,000	CA HFA (Home Mtg.)[1]	4.150	02/01/2016	02/01/2016		803,236
165,000	CA HFA (Home Mtg.)[1]	4.550	08/01/2021	02/01/2016	A	166,109
5,630,000	CA HFA (Home Mtg.)[1]	5.000	02/01/2042	10/07/2014	A	5,858,916
150,000	CA HFA (Home Mtg.)[1]	4.125	02/01/2015	02/01/2015		152,062
3,000,000	CA HFA (Home Mtg.)[1]	4.950	08/01/2026	02/01/2016	A	3,015,840
445,000	CA HFA (Home Mtg.)[1]	5.500	02/01/2042	02/01/2016	A	457,424
1,755,000	CA HFA (Home Mtg.)[1]	5.500	02/01/2042	02/01/2016	A	1,795,400
2,855,000	CA HFA (Multifamily Hsg.)[1]	6.000	02/01/2038	04/30/2014	A	2,933,256
115,000	CA HFA (Multifamily Hsg.)	5.950	08/01/2028	04/30/2014	A	115,543
4,415,000	CA HFA (Multifamily Hsg.), Series A1	5.200	08/01/2022	04/30/2014	A	4,471,512
12,990,000	CA HFA (Multifamily Hsg.), Series B1	5.400	08/01/2028	04/30/2014	A	13,323,583
2,000,000	CA HFA, Series A1	4.850	08/01/2026	08/01/2015	A	2,005,060
285,000	CA HFA, Series B1	4.800	02/01/2023	08/01/2017	A	287,180
1,035,000	CA HFA, Series C1	5.750	08/01/2030	08/01/2014	A	1,082,858
1,355,000	CA Public Works[1]	6.625	11/01/2034	05/08/2016	A	1,361,789
25,000	CA Public Works (Dept. of General Services)	5.250	03/01/2015	04/30/2014	A	25,101
4,500,000	CA Public Works (Dept. of General Services)[1]	5.000	12/01/2027	04/30/2014	A	4,514,310
1,500,000	CA Public Works (Dept. of General Services)[1]	6.125	04/01/2028	04/01/2019	A	1,753,155
625,000	CA Public Works (Judicial Council)	5.000	03/01/2025	03/01/2023	A	710,037

20    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$70,000	CA Public Works (Various Community Colleges)	5.200%	09/01/2017	04/30/2014	A	$70,271
600,000	CA Public Works (Various Community Colleges)[1]	5.750	10/01/2030	10/01/2019	A	670,986
2,340,000	CA Statewide CDA (Bakersfield Reassessment District)[1]	5.000	09/02/2022	07/03/2020	B	2,473,731
255,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625	05/01/2029	06/08/2017	B	247,523
10,000	CA Veterans GO, Series BZ1	5.350	12/01/2021	04/30/2014	A	10,015
220,000	Carson, CA Public Financing Authority (Remediation)[1]	6.500	10/01/2036	10/01/2019	A	246,050
350,000	Chico, CA Public Financing Authority[1]	5.000	04/01/2019	04/30/2014	A	350,931
3,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.000	12/01/2027	12/01/2015	A	3,187,680
2,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.000	12/01/2027	12/01/2015	A	2,125,120
2,295,000	Corona, CA Redevel. Agency Tax Allocation[1]	5.000	09/01/2023	09/01/2014	A	2,328,323
5,375,000	El Centro, CA Financing Authority (El Centro Redevel.)[1]	6.000	11/01/2021	05/25/2018	A	6,215,596
8,000,000	El Dorado, CA Irrigation District COP[1]	5.750	08/01/2039	08/01/2014	A	8,148,960
40,000	El Paso De Robles, CA Redevel. Agency (Paso Robles Redevel.)	4.800	07/01/2014	04/30/2014	A	40,104
2,245,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.000	10/01/2022	10/01/2015	A	2,360,954
2,500,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.500	09/01/2032	04/30/2014	A	2,534,650
6,635,000	Fontana, CA Special Tax Community Facilities District No. 2-A1	5.250	09/01/2017	09/01/2014	A	6,734,591
315,000	Fresno, CA Joint Powers Financing Authority	5.500	06/01/2015	04/30/2014	A	316,386
125,000	Fresno, CA Joint Powers Financing Authority (Exhibit Hall Expansion)[1]	4.750	09/01/2018	08/31/2014	A	124,994
4,785,000	Fullerton, CA Public Financing Authority[1]	5.000	09/01/2023	09/01/2015	A	5,018,939
4,790,000	Fullerton, CA Public Financing Authority[1]	5.000	09/01/2022	09/01/2015	A	5,024,183
2,750,000	Huntington Park, CA Public Financing Authority[1]	5.000	09/01/2022	09/01/2014	A	2,828,870
1,000,000	Los Angeles County, CA Public Works Financing Authority[1]	5.000	09/01/2024	09/01/2016	A	1,086,000
3,140,000	Los Angeles, CA Community Redevel. Agency (Bunker Hill)[1]	5.000	12/01/2021	12/01/2014	A	3,217,809
1,930,000	Los Angeles, CA Dept. of Airports (Ontario International Airport)[1]	5.000	05/15/2023	05/15/2016	A	2,057,090
3,900,000	Los Angeles, CA Multifamily Hsg. (LA Colorado Terrace)[1]	5.200	11/20/2032	05/20/2014	A	3,992,703
7,060,000	Los Angeles, CA Municipal Improvement Corp.	5.000	03/01/2022	03/01/2022		8,085,112

21    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$65,105,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)[1]	7.500%	12/01/2024	04/30/2014	A	$65,918,161
100,000	Los Angeles, CA State Building Authority	5.300	10/01/2014	04/30/2014	A	100,431
6,750,000	Los Angeles, CA Unified School District COP	5.000	10/01/2024	10/01/2022	A	7,723,552
2,000,000	Los Angeles, CA Unified School District COP (Headquarters Building)	5.000	10/01/2022	10/01/2022		2,345,640
7,795,000	Los Angeles, CA Unified School District COP (Headquarters Building)	5.000	10/01/2023	10/01/2022	A	9,042,668
155,000	Maywood, CA Public Financing Authority[1]	7.000	09/01/2028	09/01/2014	A	155,036
3,820,000	Montclair, CA Redevel. Agency Tax Allocation[1]	5.300	10/01/2030	04/30/2014	A	3,824,164
8,715,000	Montebello, CA COP[1]	5.375	11/01/2026	04/30/2014	A	8,724,935
1,600,000	Mountain House, CA Public Financing Authority Unity System[1]	5.000	12/01/2027	12/01/2017	A	1,662,272
2,065,000	Mountain House, CA Public Financing Authority Utility System[1]	5.000	12/01/2032	12/01/2017	A	2,130,047
4,290,000	Mountain House, CA Public Financing Authority Utility System[1]	5.200	12/01/2032	09/20/2017	A	4,454,093
605,000	North City, CA West School Facilities Financing Authority Special Tax	5.000	09/01/2026	09/01/2022	A	664,399
1,080,000	North City, CA West School Facilities Financing Authority Special Tax	5.000	09/01/2025	09/01/2022	A	1,194,275
1,310,000	Northern, CA Inyo County Local Hospital District[1]	6.000	12/01/2021	05/26/2019	A	1,471,680
250,000	Oakland, CA Building Authority (Elihu M Harris)[1]	5.000	04/01/2017	04/30/2014	A	250,553
9,275,000	Oakland, CA Unified School District[1]	5.250	08/01/2024	04/30/2014	A	9,306,906
1,000,000	Oakland, CA Unified School District	5.500	08/01/2032	08/01/2022	A	1,060,580
5,455,000	Oakland, CA Unified School District[1]	5.000	08/01/2025	08/01/2015	A	5,522,915
1,370,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108[1]	7.500	09/02/2020	09/02/2014	A	1,406,154
2,935,000	Orange, CA Redevel. Agency Tax Allocation[1]	4.800	09/01/2023	04/30/2014	A	2,944,128
2,680,000	Oroville, CA Public Financing Authority[1]	5.000	09/15/2030	04/30/2014	A	2,699,698
1,550,000	Oxnard, CA Financing Authority Wastewater (Redwood Trunk Sewer & Headworks)[1]	5.000	06/01/2022	06/01/2014	A	1,561,486
1,275,000	Pacifica, CA COP[1]	5.000	01/01/2022	01/01/2016	A	1,370,459
65,000	Palm Springs, CA Financing Authority (Palm Springs Regional Airport)[1]	5.500	01/01/2028	04/30/2014	A	65,253
235,000	Palmdale, CA Civic Authority (Park Improvement & Avenue S Construction)[1]	5.000	09/01/2032	09/01/2014	A	235,555
1,500,000	Paramount, CA Redevel. Agency Tax Allocation	5.000	08/01/2023	04/30/2014	A	1,504,485

22    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$125,000	Perris, CA Public Financing Authority (Central North)[1]	6.750%	10/01/2035	10/01/2018	A	$138,839
3,200,000	Pittsburgh, CA Redevel. Agency Tax Allocation (Los Medanos Community Devel.)[1]	5.000	08/01/2021	08/01/2014	A	3,214,592
940,000	Rancho Cucamonga, CA Public Finance Authority	5.000	09/01/2024	09/01/2014	A	971,697
2,000,000	Redding, CA Redevel. Agency Tax Allocation (Canby-Hilltop-Cyprus Redevel.)[1]	5.000	09/01/2022	04/30/2014	A	2,006,720
335,000	Riverside County, CA Public Financing Authority COP[1]	5.750	05/15/2019	01/13/2017	B	268,563
1,035,000	Riverside County, CA Redevel. Agency[1]	4.500	08/01/2023	08/01/2014	A	1,044,501
190,000	Riverside County, CA Redevel. Agency (215 Corridor Redevel.)[1]	6.500	12/01/2021	10/01/2018	B	206,764
50,000	Rocklin, CA Unified School District Community District No. 1[1]	4.625	09/01/2018	04/30/2014	A	50,112
2,000,000	Rowland, CA Unified School District[1]	5.000	08/01/2028	08/01/2014	A	2,029,220
5,785,000	Sacramento County, CA COP[1]	5.000	02/01/2031	02/01/2016	A	5,836,544
5,395,000	Sacramento County, CA COP (Juvenile Courthouse)[1]	5.000	12/01/2034	04/30/2014	A	5,414,476
25,000	Sacramento County, CA COP (Public Facilities)[1]	4.400	06/01/2019	04/30/2014	A	25,078
1,370,000	Sacramento County, CA Hsg. Authority (Verandas Apartments Senior Community)[1]	5.700	03/01/2034	04/30/2014	A	1,370,069
5,000,000	Sacremento County, CA Airport System[1]	5.750	07/01/2024	07/01/2018	A	5,579,350
10,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		11,376
25,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2019	10/01/2019		28,646
150,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2017	10/01/2017		169,112
225,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2021	10/01/2021		253,400
125,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2022	10/01/2022		139,725
1,000,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2021	10/01/2021		1,126,220
50,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		56,887
600,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		682,542
22,500,000	San Francisco, CA City & County Airports Commission	5.500	05/01/2027	05/01/2018	A	24,982,650
425,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	6.125	01/01/2027	04/30/2014	A	426,887

23    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California (Continued)
$530,000	San Joaquin Hills, CA Transportation Corridor Agency[1]	5.250%		01/15/2030	01/15/2030		$529,110
4,000,000	San Jose, CA Airport	5.125		03/01/2020	04/30/2014	A	4,015,240
500,000	San Jose, CA Redevel. Agency[1]	5.000		08/01/2026	08/01/2017	A	513,575
2,450,000	San Marcos, CA Public Facilities Authority[1]	5.000		08/01/2026	08/01/2014	A	2,480,429
1,760,000	San Marcos, CA Public Facilities Authority[1]	5.000		09/01/2030	09/01/2017	A	1,835,328
120,000	Santa Ana, CA COP (City Hall Expansion)[1]	4.700		01/01/2028	04/30/2014	A	120,112
125,000	Saugus, CA Union School District Special Tax	4.500		09/01/2024	09/01/2014	A	128,913
100,000	Saugus, CA Union School District Special Tax	4.625		09/01/2025	09/01/2014	A	103,135
200,000	Saugus, CA Union School District Special Tax	4.250		09/01/2022	09/01/2014	A	206,362
185,000	Saugus, CA Union School District Special Tax	4.375		09/01/2023	09/01/2014	A	190,822
500,000	South Bayside, CA Waste Management Authority (Shoreway Environmental)[1]	6.250		09/01/2029	09/01/2019	A	555,440
18,760,000	Southern CA Tobacco Securitization Authority[1]	4.750		06/01/2025	12/14/2016	B	18,158,367
110,000	Stockton, CA Public Financing Authority (Parking & Capital Projects)[1]	5.375		09/01/2021	09/01/2021		107,759
6,615,000	Val Verde, CA Unified School District[1]	5.500		08/01/2033	08/01/2018	A	7,383,928
1,000,000	Washington Township, CA Health Care District[1]	5.250		07/01/2029	04/30/2014	A	1,000,420
3,200,000	West Covina, CA Public Financing Authority (Big League Dreams)[1]	5.000		06/01/2030	06/01/2016	A	3,286,016

							523,388,198
Colorado—0.8%
7,675,000	CO E-470 Public Highway Authority[1]	5.500		09/01/2024	09/01/2015	A	8,082,696
1,975,000	CO E-470 Public Highway Authority[1]	5.500		09/01/2024	09/01/2015	A	2,079,912
3,770,000	CO E-470 Public Highway Authority[1]	5.500		09/01/2024	09/01/2015	A	3,970,262
3,580,000	CO E-470 Public Highway Authority[1]	5.500		09/01/2024	09/01/2015	A	3,770,170
1,175,000	CO Health Facilities Authority (AHSSunbelt / ABH / AGH / AHSGA / AHH / CVH&OCC / FHosp / FHW / FHZ / JCH / MHSys / MH / MHFlagler / MHWV / MAH / PAHS / SMMC / SVHC Obligated Group)[1]	5.125	[3]	11/15/2025	11/15/2016	A	1,282,865
2,190,000	CO Health Facilities Authority (Evangelical Lutheran Good Samaritan Society)[1]	5.000		12/01/2025	06/01/2022	A	2,330,445
2,000,000	CO Health Facilities Authority (Valley View Hospital Association)[1]	5.500		05/15/2028	05/08/2018	A	2,076,660

24    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Colorado (Continued)
$3,900,000	CO Regional Transportation District (Denver Transportation Partners)[1]	6.000%	01/15/2034	07/15/2020	A	$4,135,950
1,750,000	Denver, CO City & County Airport	5.000	11/15/2026	11/15/2022	A	1,918,788
265,000	Denver, CO City & County Airport	6.125	11/15/2025	04/30/2014	A	266,293
1,410,000	Denver, CO City & County Airport	5.000	11/15/2023	11/15/2022	A	1,596,190
140,000	Eagle County, CO Airport Terminal Corp.[1]	5.050	05/01/2015	08/27/2014	B	142,313

						31,652,544
Connecticut—0.1%
335,000	CT H&EFA (Hospital for Special Care/HSC Community Services / Foundation of Special Care Obligated Group)[1]	5.250	07/01/2027	07/01/2017	A	343,666
1,210,000	Eastern CT Res Rec (Wheelabrator Lisbon)[1]	5.500	01/01/2020	04/30/2014	A	1,211,634
70,000	Naugatuck, CT COP (Incineration Facilities)[1]	5.000	06/15/2022	06/15/2014	A	70,573

						1,625,873
District of Colombia—2.5%
200,000	District of Columbia (James F. Oyster Elementary School)[1]	6.450	11/01/2034	11/16/2033	B	192,290
2,915,000	District of Columbia (United Negro College Fund)[1]	6.875	07/01/2040	07/01/2020	A	3,345,516
10,000,000	District of Columbia National Public Radio	5.000	04/01/2034	04/01/2023	A	10,714,500
3,700,000	District of Columbia Student Dorm (Provident Group-Howard Properties)	5.000	10/01/2030	09/12/2027	B	3,497,203
100,000	District of Columbia Tax Increment (Mandarin Oriental Hotel)	5.250	07/01/2022	04/30/2014	A	100,399
24,365,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750	05/15/2040	10/30/2027	B	24,306,037
43,515,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.500	05/15/2033	05/11/2021	B	46,094,134
8,130,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.250	05/15/2024	05/15/2024		8,118,456

						96,368,535
Florida—7.5%
2,415,000	Arborwood, FL Community Devel. District (Centex Homes)[1]	5.250	05/01/2016	05/01/2016		2,352,814
15,000	Baker County, FL Hospital Authority[1]	5.300	12/01/2023	11/04/2019	B	14,847
5,000	Bay County, FL Water System	6.250	09/01/2014	04/30/2014	A	5,025
810,000	Broward County, FL Fuel System (Ft. Lauderdale Fuel Facilities)	5.000	04/01/2028	04/01/2023	A	859,710
570,000	Broward County, FL Fuel System (Ft. Lauderdale Fuel Facilities)	5.000	04/01/2029	04/01/2023	A	598,865
970,000	Broward County, FL Fuel System (Ft. Lauderdale Fuel Facilities)	5.000	04/01/2026	04/01/2023	A	1,042,925

25    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Florida (Continued)
$1,545,000	Broward County, FL Fuel System (Ft. Lauderdale Fuel Facilities)	5.000%		04/01/2027	04/01/2023	A	$1,653,598
245,000	Broward County, FL HFA	5.400		10/01/2038	01/16/2019	B	243,420
45,000	Broward County, FL HFA (Golden Villas)[1]	6.750	[3]	10/01/2045	04/01/2016	A	46,249
20,000	Broward County, FL HFA (Heron Pointe Apartments)[1]	5.700		11/01/2029	04/30/2014	A	20,021
20,000	Broward County, FL HFA (Heron Pointe Apartments)[1]	5.650		11/01/2022	04/30/2014	A	20,028
795,000	Broward County, FL HFA (Pembroke Villas)[1]	5.550		01/01/2023	04/30/2014	A	798,848
50,000	Broward County, FL HFA (Venice Homes Apartments)[1]	5.650		01/01/2022	04/30/2014	A	50,249
5,000,000	Broward County, FL School Board	5.000		07/01/2027	07/01/2022	A	5,490,000
1,710,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500		09/01/2024	09/01/2017	A	1,759,829
2,495,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.750		09/01/2025	09/01/2017	A	2,564,161
2,060,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500		09/01/2023	09/01/2017	A	2,134,366
2,190,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500		09/01/2021	09/01/2017	A	2,288,484
1,915,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500		09/01/2022	09/01/2017	A	1,992,289
20,000	Celebration, FL Community Devel. District[1]	5.000		05/01/2022	04/30/2014	A	20,017
30,000	Celebration, FL Community Devel. District[1]	5.000		05/01/2020	04/30/2014	A	30,044
550,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	5.950		11/01/2027	04/30/2014	A	550,159
70,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	5.900		11/01/2022	04/30/2014	A	70,053
770,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.050		11/01/2039	04/30/2014	A	770,131
380,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.000		11/01/2032	04/30/2014	A	380,057
75,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.650		09/01/2017	04/30/2014	A	75,199
130,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.700		09/01/2022	04/30/2014	A	130,199
230,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.750		09/01/2029	04/30/2014	A	230,246
935,000	East Homestead FL Community Devel. District[1]	7.250		05/01/2021	05/01/2021		974,700

26    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$1,125,000	East Homestead, FL Community Devel. District	4.125%	11/01/2023	08/30/2019	B	$1,067,692
11,965,000	Escambia County, FL Environmental Improvement (International Paper Company)[1]	5.750	11/01/2027	04/30/2014	A	11,969,188
4,480,000	Escambia County, FL Health Facilities Authority[1]	5.950	07/01/2020	08/29/2018	B	4,759,686
30,000	FL Agriculture & Mechanical University[1]	5.300	07/01/2017	04/30/2014	A	30,114
10,000	FL Correctional Private Commission (350 Bed Youthful) COP[1]	5.000	08/01/2017	08/01/2014	A	10,156
500,000	FL HEFFA (Nova Educational Facilities)	5.000	04/01/2020	04/01/2020		555,630
1,000,000	FL HEFFA (Nova Educational Facilities)	5.000	04/01/2022	04/01/2022		1,110,160
150,000	FL HFA[1]	6.300	09/01/2036	04/30/2014	A	150,064
30,000	FL HFA (Grand Court Apartments)[1]	5.300	08/15/2031	04/30/2014	A	30,019
30,000	FL HFA (Homeowner Mtg.)[1]	5.900	07/01/2029	04/30/2014	A	30,211
215,000	FL HFA (Landings at Sea Forest)[1]	6.050	12/01/2036	04/30/2014	A	215,056
35,000	FL HFA (Landings at Sea Forest)[1]	5.850	12/01/2018	04/30/2014	A	35,047
110,000	FL HFA (Spinnaker Cove Apartments)[1]	6.375	07/01/2026	04/30/2014	A	110,063
75,000	FL HFA (Stoddert Arms Apartments)[1]	6.300	09/01/2036	04/30/2014	A	75,029
50,000	FL HFA (Westlake Apartments)[1]	5.300	09/01/2031	04/30/2014	A	50,031
15,000	FL HFA (Windchase Apartments)[1]	5.750	12/01/2017	04/30/2014	A	15,020
145,000	FL HFA (Windchase Apartments)[1]	6.000	06/01/2039	04/30/2014	A	145,013
60,000	FL HFA (Windchase Apartments)[1]	6.000	06/01/2039	04/30/2014	A	60,010
50,000	FL HFA (Windchase Apartments), Series C1	5.900	12/01/2027	04/30/2014	A	50,012
420,000	FL HFA (Worthington Apartments)[1]	6.200	12/01/2035	04/30/2014	A	420,130
320,000	FL HFA (Worthington Apartments)[1]	6.050	12/01/2025	04/30/2014	A	320,134
15,000	FL HFA (Worthington Apartments)	5.950	12/01/2015	04/30/2014	A	15,021
15,000	FL HFC (Andrews Place Apartments)[1]	5.000	11/01/2033	04/30/2014	A	15,005
45,000	FL HFC (Grande Court Apartments)[1]	5.375	02/15/2035	04/30/2014	A	45,025
240,000	FL HFC (Hampton Court Apartments)	5.600	03/01/2032	04/30/2014	A	242,170
3,500,000	FL HFC (Hampton Court Apartments)[1]	5.550	09/01/2025	04/30/2014	A	3,583,580
10,000	FL HFC (Heron Cove Apartments)[1]	5.150	11/01/2029	04/30/2014	A	10,159
45,000	FL HFC (Heron Cove Apartments)[1]	5.150	11/01/2023	04/30/2014	A	45,047
890,000	FL HFC (Homeowner Mtg.)[1]	5.200	07/01/2028	04/01/2015	A	913,015
1,095,000	FL HFC (Homeowner Mtg.)[1]	5.750	01/01/2037	01/01/2016	A	1,109,618
110,000	FL HFC (Peacock Run Apartments)[1]	5.400	08/01/2042	04/30/2014	A	110,044
10,000	FL HFC (Pinnacle Lakes Apartments)[1]	5.250	08/15/2028	04/30/2014	A	10,009
5,910,000	FL HFC (Valencia Trace of Orlando)[1]	5.450	12/01/2035	04/30/2014	A	6,002,669
15,000	FL HFC (Westlake Apartments)[1]	5.200	09/01/2026	04/30/2014	A	15,014
295,000	FL HFC (Westwood Apartments)[1]	5.450	02/01/2041	04/30/2014	A	295,133
35,000	FL HFC (Woodridge Apartments)[1]	6.000	10/01/2039	04/30/2014	A	35,003
265,000	FL HFC (Woodridge Apartments)[1]	5.850	10/01/2033	01/30/2032	B	265,008
55,000	FL HFC (Woods Vero Beach)[1]	5.900	10/01/2039	04/30/2014	A	55,024
220,000	FL HFC (Woods Vero Beach)[1]	5.800	10/01/2027	04/30/2014	A	221,283

27    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$45,000	FL HFC (Woods Vero Beach)[1]	5.750%	10/01/2024	04/30/2014	A	$45,046
8,480,000	Fort Pierce, FL Redevel. Agency[1]	5.000	05/01/2031	05/01/2016	A	8,645,021
10,000	Gainesville, FL Utilities System	6.000	10/01/2014	04/30/2014	A	10,049
1,080,000	Greater Orlando, FL Aviation Authority	5.000	10/01/2027	10/01/2022	A	1,172,578
435,000	Halifax, FL Hospital Medical Center[1]	5.375	06/01/2031	06/01/2018	A	456,528
1,640,000	Halifax, FL Hospital Medical Center[1]	5.250	06/01/2026	06/01/2016	A	1,668,667
230,000	Hamal, FL Community Devel. District[1]	4.750	05/01/2031	05/01/2017	A	231,861
3,500,000	Hialeah Gardens, FL Health Facilities Authority (SJRNC / VMNRC / SJR / CHFTEH / SANC Obligated Group)[1]	5.250	08/15/2024	08/15/2017	A	3,645,145
20,000	Hialeah, FL Hsg. Authority[1]	5.300	12/20/2018	04/30/2014	A	20,049
2,000,000	Hillsborough County, FL IDA (National Gypsum Company)[1]	7.125	04/01/2030	10/01/2014	A	2,006,160
7,815,000	Hillsborough County, FL School Board[1]	4.750	10/01/2022	10/01/2015	A	8,003,732
7,000,000	Hillsborough County, FL School Board[1]	4.750	10/01/2021	10/01/2015	A	7,181,230
4,165,000	Hillsborough County, FL School Board[1]	5.000	10/01/2020	10/01/2015	A	4,306,902
10,555,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2025	06/01/2016	A	11,001,265
2,910,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2031	06/01/2016	A	2,995,147
10,000,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.750	10/01/2024	10/01/2015	A	10,300,900
3,665,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.500	10/01/2030	10/01/2015	A	3,713,891
2,000,000	Jacksonville, FL Sales Tax (Better Jacksonville)	5.000	10/01/2026	10/01/2022	A	2,186,240
2,800,000	Jacksonville, FL Transit	5.000	10/01/2027	10/01/2022	A	3,132,696
25,000	Lakeland, FL Light & Water[1]	5.750	10/01/2019	04/30/2014	A	26,898
6,420,000	Lee County, FL Solid Waste System[1]	5.000	10/01/2020	10/01/2016	A	6,766,295
5,000,000	Lee, FL Memorial Health System (Lee Memorial Hospital / Cape Memorial Hospital Obligated Group)[1]	5.250	04/01/2035	04/01/2017	A	5,157,900
20,000	Leesburg, FL Hospital (CFHA / TVTCMC Obligated Group)[1]	5.500	07/01/2032	04/30/2014	A	20,005
90,000	Leesburg, FL Hospital (CFHA / TVTCMC Obligated Group)[1]	5.375	07/01/2022	04/30/2014	A	90,095
150,000	Miami Beach, FL Water & Sewer	5.750	09/01/2025	04/30/2014	A	150,677
165,000	Miami, FL1	5.000	09/01/2023	04/30/2014	A	165,505
5,740,000	Miami, FL (Homeland Defense)[1]	5.000	01/01/2026	01/01/2017	A	5,880,974
50,000	Miami, FL GO1	5.000	09/01/2022	04/30/2014	A	50,153
50,000	Miami, FL GO	4.250	09/01/2014	04/30/2014	A	50,160
170,000	Miami, FL Revenue[1]	5.000	09/01/2025	04/30/2014	A	170,520
4,180,000	Miami, FL Special Obligation, Series A1	6.000	02/01/2028	02/01/2021	A	4,738,030
4,000,000	Miami, FL Special Obligation, Series A1	6.000	02/01/2029	02/01/2021	A	4,513,440

28    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$5,355,000	Miami, FL Special Obligation, Series A1	5.750%	02/01/2027	02/01/2021	A	$6,019,020
4,500,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2025	02/01/2021	A	5,118,390
5,055,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2026	02/01/2021	A	5,716,851
15,000	Miami-Dade County, FL Aviation[1]	5.000	10/01/2033	04/30/2014	A	15,007
170,000	Miami-Dade County, FL Aviation[1]	5.125	10/01/2035	04/30/2014	A	170,073
75,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.250	10/01/2019	04/15/2014	A	75,135
25,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.250	10/01/2017	04/15/2014	A	25,045
20,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.000	10/01/2033	04/30/2014	A	20,008
20,000	Miami-Dade County, FL HFA (Cedar Grove Apartments)[1]	5.500	08/01/2027	04/30/2014	A	20,013
4,940,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.200	10/01/2039	04/30/2014	A	4,945,236
10,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)	6.000	10/01/2015	04/23/2014	A	10,035
35,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.050	10/01/2019	04/30/2014	A	35,078
80,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.100	10/01/2029	04/30/2014	A	80,103
50,000	Miami-Dade County, FL HFA (Hibiscus Pointe Apts.)[1]	5.000	11/01/2023	04/30/2014	A	50,053
1,070,000	Miami-Dade County, FL HFA (Homeownership Mtg.)[1]	5.450	10/01/2038	05/15/2014	A	1,070,118
200,000	Miami-Dade County, FL HFA (Marbrisa Apartments)[1]	6.050	08/01/2029	04/30/2014	A	200,096
20,000	Miami-Dade County, FL HFA (Villa Esperanza Apartments)[1]	5.400	10/01/2033	04/30/2014	A	20,001
6,500,000	Miami-Dade County, FL School Board COP[1]	5.000	11/01/2031	11/01/2016	A	6,855,355
100,000	Miami-Dade County, FL Special Obligation (Juvenile Courthouse)[1]	5.000	04/01/2032	04/30/2014	A	100,357
1,095,000	Orlando, FL Community Redevel. Agency (Conroy Road District)	5.000	04/01/2023	04/01/2022	A	1,201,368
1,520,000	Orlando, FL Community Redevel. Agency (Conroy Road District)	5.000	04/01/2022	04/01/2022		1,682,123
1,200,000	Orlando, FL Tourist Devel. Tax[1]	5.250	11/01/2023	11/01/2017	A	1,259,100
10,385,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)[1]	5.625	12/01/2031	04/30/2014	A	10,394,347
730,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)[1]	5.500	12/01/2021	04/30/2014	A	731,460
20,000	Palm Beach County, FL HFA (BRCH Corp.)[1]	5.000	12/01/2023	04/30/2014	A	20,024

29    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$100,000	Palm Beach County, FL HFA (Riverview House)[1]	5.250%	09/01/2031	04/30/2014	A	$100,595
10,000	Palm Beach County, FL HFA (Riverview House)[1]	5.150	09/01/2019	04/30/2014	A	10,018
900,000	Palm Glades, FL Community Devel. District Special Assessment[1]	7.250	08/01/2016	08/01/2016		935,982
1,170,000	Panama City Beach, FL Capital Improvement (Front Beach Road)[1]	5.000	11/01/2031	11/01/2016	A	1,242,786
850,000	Pasco County, FL HFA (Pasco Woods)[1]	5.800	08/01/2029	04/30/2014	A	850,944
40,000	Pasco County, FL HFA (Pasco Woods)[1]	5.700	08/01/2019	04/30/2014	A	40,083
1,225,000	Pembroke Harbor, FL Community Devel. District Special Assessment[1]	7.000	05/01/2038	04/30/2014	A	1,240,778
860,000	Poinciana, FL West Community Devel. District[1]	5.875	05/01/2022	10/15/2016	A	861,746
3,040,000	Polk County, FL HFA (Wilmington Apartments)[1]	5.000	07/01/2033	04/30/2014	A	3,113,720
3,335,000	Port St. Lucie, FL Special Assessment (Southwest Annexation District)[1]	5.000	07/01/2027	07/01/2017	A	3,443,221
25,000	Quincy, FL Utilities[1]	5.000	10/01/2029	10/01/2014	A	25,067
285,000	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	03/11/2026	B	170,986
10,025,000	Seminole Tribe, FL Special Obligation[1]	5.750	10/01/2022	10/01/2017	A	10,692,164
835,000	South Fork, FL Community Devel. District Special Assessment[1]	6.150	05/01/2033	05/01/2014	A	835,559
360,000	South-Dade, FL Venture Community Devel. District	4.250	05/01/2020	05/01/2020		374,245
2,565,000	Sumter Landing, FL Community Devel. District[1]	5.000	10/01/2020	08/17/2015	A	2,639,513
3,845,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Healthcare)[1]	6.375	12/01/2030	04/30/2014	A	3,858,150
4,650,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Healthcare)	6.250	12/01/2020	04/30/2014	A	4,668,275
40,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Medical Center)[1]	6.000	12/01/2015	04/30/2014	A	40,191
710,000	Tamarac, FL Industrial Devel. (Sunbelt Precision Products)[1]	6.500	08/01/2017	07/31/2014	A	709,979
25,000	University of South Florida (University Bookstore)	6.000	07/01/2014	04/30/2014	A	25,119
800,000	Village Center, FL Community Devel. District[1]	7.375	01/01/2019	04/30/2014	A	802,296
5,595,000	Village Center, FL Community Devel. District[1]	5.000	11/01/2032	11/01/2014	A	5,600,987
5,005,000	Village Center, FL Community Devel. District[1]	6.350	01/01/2018	04/30/2014	A	5,021,967
680,000	Village Center, FL Community Devel. District[1]	8.250	01/01/2017	04/30/2014	A	682,312
6,000,000	Village Center, FL Community Devel. District[1]	5.250	10/01/2023	04/30/2014	A	6,078,840

30    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$100,000	Village Center, FL Community Devel. District[1]	5.125%	10/01/2028	04/30/2014	A	$101,311
2,475,000	Village Center, FL Community Devel. District[1]	5.875	01/01/2015	01/01/2015		2,494,330
14,410,000	Village Center, FL Community Devel. District Recreational[1]	5.375	11/01/2034	11/01/2015	A	14,524,415
45,000	Village Center, FL Community Devel. District Recreational[1]	5.000	11/01/2023	04/30/2014	A	45,012
8,040,000	Village Center, FL Community Devel. District Recreational	5.200	11/01/2025	04/30/2014	A	8,066,612
275,000	Village, FL Community Devel. District[1]	7.625	05/01/2017	05/01/2014	A	276,257
1,000,000	Waterford Estates, FL Community Devel. District Special Assessment[4]	5.125	05/01/2013	05/01/2013		293,310
208,844	Watergrass, FL Community Devel. District Special Assessment[1]	6.960	11/01/2017	11/01/2017		195,163

						285,762,913
Georgia—2.0%
810,000	Albany-Dougherty, GA Payroll Devel. Authority (Proctor & Gamble Company)[1]	5.300	05/15/2026	04/30/2014	A	810,802
1,100,000	Atlanta, GA Airport	5.000	01/01/2026	01/01/2022	A	1,206,788
1,000,000	Atlanta, GA Airport	5.000	01/01/2027	01/01/2022	A	1,087,190
1,000,000	Atlanta, GA Airport	5.000	01/01/2025	01/01/2022	A	1,110,670
5,000,000	Atlanta, GA Airport Passenger Facility (Dept. of Aviation)[1]	5.000	01/01/2033	07/01/2014	A	5,060,250
9,300,000	Atlanta, GA Devel. Authority (TUFF / ATDC)[1]	5.375	07/01/2032	04/30/2014	A	9,309,579
40,000	Atlanta, GA GO1	5.000	12/01/2016	06/09/2016	B	43,510
100,000	Atlanta, GA Tax Allocation (Eastside)[1]	5.625	01/01/2016	01/05/2015	A	105,068
95,000	Atlanta, GA Water & Wastewater Authority[1]	5.000	11/01/2033	04/30/2014	A	95,321
350,000	Atlanta, GA Water & Wastewater Authority[1]	6.250	11/01/2039	11/01/2019	A	404,621
220,000	Atlanta, GA Water & Wastewater Authority[1]	6.000	11/01/2028	11/01/2019	A	261,272
9,000,000	Burke County, GA Devel. Authority (Oglethorpe Power Corp.)[1]	5.700	01/01/2043	01/01/2018	A	9,511,560
150,000	Clayton County, GA Hsg. Authority (Pointe Clear Apartments)[1]	5.750	07/01/2029	04/30/2014	A	150,161
80,000	Clayton County, GA Hsg. Authority (Pointe Clear Apartments)[1]	5.650	07/01/2017	04/30/2014	A	80,204
7,310,000	East Point, GA (Camp Creek), Series B1	8.000	02/01/2026	04/30/2014	A	7,322,866
14,000,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)[1]	5.125	03/15/2031	03/15/2021	A	15,289,400
55,000	GA Hsg. & Finance Authority (Single Family Mtg.)[1]	5.000	12/01/2026	12/01/2015	A	55,904
140,000	GA Municipal Assoc. (Atlanta Detention Center)[1]	5.000	12/01/2018	04/30/2014	A	140,497

31    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Georgia (Continued)
$10,000	GA Municipal Assoc. (Atlanta Detention Center)[1]	5.000%	12/01/2023	04/30/2014	A	$10,034
1,600,000	GA Private Colleges & University Authority (Mercer University)	5.250	10/01/2027	10/01/2022	A	1,709,616
13,500,000	Henry County, GA Hospital Authority (Henry County Medical Center)[1]	5.000	07/01/2034	07/01/2014	A	13,669,695
140,000	Macon-Bibb County, GA Industrial Authority[1]	6.100	05/01/2018	04/30/2014	A	140,448
2,035,000	Randolph County, GA GO	5.000	04/01/2022	10/19/2019	B	2,203,254
5,000,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	5.000	08/01/2030	04/30/2014	A	5,000,750
50,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	5.800	12/01/2020	04/30/2014	A	50,062
195,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	6.250	02/01/2025	04/30/2014	A	195,090
100,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	5.950	11/15/2025	04/30/2014	A	100,047

						75,124,659
Hawaii—0.3%
25,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	5.500	12/01/2014	04/30/2014	A	25,039
11,810,000	HI Hsg. & Community Devel. Corp. (Rent Hsg. System)[1]	4.600	07/01/2025	04/30/2014	A	12,085,173

						12,110,212
Idaho—0.0%
15,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.550	07/01/2016	04/30/2014	A	15,046
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.750	07/01/2016	04/30/2014	A	5,016
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.300	07/01/2027	01/01/2016	A	5,106
15,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	5.625	07/01/2015	04/30/2014	A	15,050
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.800	01/01/2021	04/30/2014	A	10,090
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.400	07/01/2020	04/30/2014	A	10,018
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.750	01/01/2031	04/30/2014	A	5,028
15,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	6.000	07/01/2029	04/30/2014	A	15,123
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.), Series H-2[1]	6.200	07/01/2028	04/30/2014	A	5,018

32    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Idaho (Continued)
$35,000	ID Water Resource Board (United Waterworks)[1]	5.000%		09/01/2031	04/30/2014	A	$35,016
130,000	Power County, ID Industrial Devel. Corp. (FMC Corp.)[1]	6.450		08/01/2032	04/30/2014	A	130,161
1,000,000	Power County, ID Pollution Control (FMC Corp.)[1]	5.625		10/01/2014	04/30/2014	A	1,000,490

							1,251,162
Illinois—11.8%
275,000	Bedford Park, IL Tax[1]	5.125		12/30/2018	12/30/2015	A	282,274
18,825,000	Bridgeview, IL GO	5.500		12/01/2043	06/01/2018	A	19,036,216
14,450,000	Carol Stream, IL Park District	5.500		01/01/2037	01/01/2018	A	15,020,775
18,000,000	Centerpoint, IL Intermodal Center Program	3.840	[3]	06/15/2023	12/16/2014	A	18,013,140
5,170,000	Chicago, IL Board of Education[1]	5.000		12/01/2026	12/01/2017	A	5,387,657
3,840,000	Chicago, IL Board of Education[1]	5.000		12/01/2023	12/01/2017	A	4,133,568
2,675,000	Chicago, IL Board of Education[1]	5.250		12/01/2024	12/01/2018	A	2,937,177
32,965,000	Chicago, IL Board of Education[2]	5.250		12/01/2024	11/01/2023	A	36,195,895
9,915,000	Chicago, IL Board of Education[1]	5.000		12/01/2028	12/01/2018	A	10,224,051
100,000	Chicago, IL Board of Education	5.000		12/01/2022	04/30/2014	A	100,260
20,000	Chicago, IL Building Acquisition COP[1]	5.400		01/01/2018	04/30/2014	A	20,070
155,000	Chicago, IL GO1	5.000		01/01/2022	01/01/2015	A	157,582
75,000	Chicago, IL GO1	5.000		01/01/2024	04/24/2014	A	75,234
1,735,000	Chicago, IL GO1	5.000		01/01/2027	04/30/2014	A	1,737,811
5,825,000	Chicago, IL GO1	5.000		01/01/2028	01/01/2016	A	5,973,246
160,000	Chicago, IL Midway Airport[1]	5.750		01/01/2017	04/30/2014	A	160,661
120,000	Chicago, IL Midway Airport, Series A1	5.125		01/01/2021	04/30/2014	A	120,433
140,000	Chicago, IL Midway Airport, Series A1	5.125		01/01/2031	04/30/2014	A	140,042
20,000	Chicago, IL Midway Airport, Series A1	5.100		01/01/2031	04/30/2014	A	20,008
135,000	Chicago, IL Midway Airport, Series A1	5.125		01/01/2026	04/30/2014	A	135,404
30,550,000	Chicago, IL Midway Airport, Series A1	5.500		01/01/2029	04/30/2014	A	30,669,145
205,000	Chicago, IL Midway Airport, Series A1	5.000		01/01/2028	04/30/2014	A	205,631
195,000	Chicago, IL Midway Airport, Series B1	5.000		01/01/2031	04/30/2014	A	195,129
50,000	Chicago, IL Midway Airport, Series B	5.000		01/01/2023	04/30/2014	A	50,175
2,600,000	Chicago, IL Midway Airport, Series B1	5.750		01/01/2022	04/30/2014	A	2,610,608
305,000	Chicago, IL Midway Airport, Series B1	5.000		01/01/2028	04/30/2014	A	305,991
20,000	Chicago, IL Midway Airport, Series B1	5.000		01/01/2031	04/30/2014	A	20,068
1,990,000	Chicago, IL Midway Airport, Series B1	5.625		01/01/2029	04/30/2014	A	1,997,224
5,605,000	Chicago, IL Motor Fuel Tax[1]	5.000		01/01/2025	04/30/2014	A	5,623,216
560,000	Chicago, IL Motor Fuel Tax[1]	5.250		01/01/2028	04/30/2014	A	561,966
100,000	Chicago, IL Motor Fuel Tax	5.250		01/01/2020	04/30/2014	A	100,272
2,625,000	Chicago, IL Motor Fuel Tax	5.000		01/01/2023	04/30/2014	A	2,634,082
20,000	Chicago, IL Multifamily Hsg. (Archer Courts Apartments)[1]	5.500		12/20/2019	04/30/2014	A	20,039
75,000	Chicago, IL Multifamily Hsg. (Hearts United Apartments)[1]	5.600		01/01/2041	01/01/2016	A	76,128
34,620,000	Chicago, IL O'Hare International Airport[1]	6.000		01/01/2029	04/30/2014	A	34,764,712
2,555,000	Chicago, IL O'Hare International Airport[1]	5.250		01/01/2027	04/30/2014	A	2,563,125

33    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$75,000	Chicago, IL O'Hare International Airport (General Airport)[1]	5.250%	01/01/2034	04/30/2014	A	$75,033
50,000	Chicago, IL O'Hare International Airport (General Airport)[1]	5.250	01/01/2030	04/30/2014	A	50,040
10,000	Chicago, IL Single Family Mtg., Series 2007-2I1	5.750	06/01/2039	06/01/2021	A	10,114
15,000	Chicago, IL Single Family Mtg., Series 2E1	5.875	06/01/2039	06/01/2014	A	15,479
2,205,000	Chicago, IL State University (Auxiliary Facilities System)[1]	5.000	12/01/2018	04/30/2014	A	2,219,002
1,910,591	Chicago, IL Tax Increment COP (Metramarket Chicago)	6.870	02/15/2024	04/30/2015	A	1,972,303
1,500,000	Cicero, IL GO	5.000	12/01/2026	12/01/2022	A	1,600,080
1,295,000	Cicero, IL GO	5.000	12/01/2023	12/01/2022	A	1,418,193
1,005,000	Cicero, IL GO	5.000	12/01/2024	12/01/2022	A	1,086,787
725,000	Cicero, IL GO	5.000	12/01/2025	12/01/2022	A	775,561
4,145,000	Country Club Hills, IL Sales Tax[1]	4.800	12/01/2029	06/01/2016	A	4,187,818
1,500,000	East Dundee, IL Tax Increment (Route 25 South Redevel.)[1]	5.250	12/01/2022	12/01/2022		1,438,125
5,345,000	Hodgkins, IL Environmental Improvement (Metropolitan Biosolids Management)[1]	6.000	11/01/2015	04/30/2014	A	5,350,719
1,555,000	IL COP[1]	6.375	07/01/2017	04/30/2014	A	1,558,608
80,000	IL COP[1]	5.800	07/01/2017	04/30/2014	A	80,148
7,245,000	IL Dept. of Central Management Services COP	6.200	07/01/2017	04/30/2014	A	7,276,588
105,000	IL Dept. of Central Management Services COP	6.200	07/01/2014	04/30/2014	A	105,512
90,000	IL Devel. Finance Authority (Adams County Mental Health Center / Adult Comprehensive Human Services Obligated Group)[1]	6.000	07/01/2015	07/01/2014	A	90,083
25,000	IL Devel. Finance Authority (American Water Capital Corp.)[1]	6.250	03/01/2032	09/01/2014	A	25,223
190,000	IL Devel. Finance Authority (Northern Illinois University)[1]	5.000	09/01/2024	04/22/2014	A	190,538
950,000	IL Devel. Finance Authority (Roosevelt University)[1]	5.250	04/01/2022	04/01/2017	A	976,895
23,605,000	IL Devel. Finance Authority Environmental Facilities (Citgo Petroleum Corp.)[1]	8.000	06/01/2032	04/30/2014	A	23,626,953
15,000	IL Educational Facilities Authority (Lake Forest College)[1]	5.000	10/01/2028	04/30/2014	A	15,004
50,000	IL Educational Facilities Authority (Robert Morris College)	5.250	06/01/2014	04/30/2014	A	50,164
100,000	IL Educational Facilities Authority (Robert Morris College)	5.375	06/01/2015	04/30/2014	A	100,328
90,000	IL Educational Facilities Authority (Robert Morris College)	5.500	06/01/2017	04/30/2014	A	90,271

34    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$2,000,000	IL Finance Authority (Benedictine University)[1]	6.000%	10/01/2028	10/01/2018	A	$2,107,260
500,000	IL Finance Authority (Lake Forest College)	5.000	10/01/2022	01/25/2019	B	526,320
3,130,000	IL Finance Authority (Little Company of Mary Hospital and Health Care Centers)[1]	5.500	08/15/2031	08/15/2015	A	3,173,100
6,350,000	IL Finance Authority (OSF Healthcare System)[1]	5.750	11/15/2033	11/15/2017	A	6,681,533
100,000	IL Finance Authority (Palos Community Hospital / St. George Corp. Obligated Group)[1]	5.000	05/15/2027	05/15/2017	A	102,273
1,875,000	IL Finance Authority (Presence Health / Provena Senior Services Obligated Group)[1]	6.000	05/01/2028	05/01/2020	A	2,020,050
20,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)	6.500	07/01/2034	07/01/2018	A	21,522,000
11,315,000	IL Finance Authority (Resurrection Health)[1]	6.125	05/15/2025	05/15/2019	A	12,474,561
170,000	IL Finance Authority (Roosevelt University)[1]	5.400	04/01/2027	04/01/2017	A	172,842
650,000	IL Finance Authority (Roosevelt University)[1]	5.125	04/01/2019	04/01/2017	A	683,910
700,000	IL Finance Authority (Roosevelt University)[1]	5.125	04/01/2020	04/01/2017	A	730,611
2,125,000	IL Finance Authority (Roosevelt University)[1]	5.750	04/01/2024	10/01/2019	A	2,250,503
2,380,000	IL Finance Authority (RUMC / RCMC / CMH / RCF / TYW Obligated Group)[1]	7.250	11/01/2030	11/01/2018	A	2,830,058
20,000	IL Finance Authority (RUMC / RCMC / RCF Obligated Group)[1]	6.750	11/01/2024	11/01/2018	A	23,260
8,085,000	IL Finance Authority (RUMC / RCMC / RCF Obligated Group)[1]	6.625	11/01/2039	05/01/2019	A	9,091,744
20,000	IL Finance Authority (RUMC / RCMC / RCF Obligated Group)[1]	6.375	11/01/2029	05/01/2019	A	22,811
1,170,000	IL Finance Authority (RUMC / RCMC Obligated Group)[1]	7.250	11/01/2030	11/01/2018	A	1,390,147
3,150,000	IL Finance Authority (Silver Cross Hospital and Medical Centers / Silver Cross Health System Obligated Group)[1]	5.500	08/15/2018	10/03/2016	B	3,183,390
1,600,000	IL Finance Authority (Silver Cross Hospital and Medical Centers / Silver Cross Health System Obligated)[1]	6.000	08/15/2025	08/15/2015	A	1,642,000
5,075,000	IL Finance Authority (Swedish Covenant Hospital)[1]	5.750	08/15/2029	02/15/2020	A	5,423,145
4,970,000	IL GO1	5.000	03/01/2028	04/30/2014	A	4,990,278
2,750,000	IL GO	5.000	08/01/2023	08/01/2023		3,089,130
20,000	IL GO1	5.000	06/01/2020	04/30/2014	A	20,063
1,300,000	IL GO	5.000	08/01/2025	08/01/2022	A	1,415,401

35    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$27,000,000	IL GO1	5.250%	02/01/2028	02/01/2019	A	$29,201,580
1,000,000	IL Hsg. Devel. Authority (Anchor Senior Living / Greenwood Senior Living Obligated Group)[1]	4.700	10/20/2026	04/20/2016	A	1,019,130
10,275,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	5.200	08/01/2024	04/30/2014	A	10,515,024
80,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	5.050	08/01/2023	04/30/2014	A	80,094
3,685,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	5.250	08/01/2028	04/30/2014	A	3,771,303
1,960,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	4.600	08/01/2024	04/30/2014	A	1,960,725
1,855,000	IL Hsg. Devel. Authority (Oakridge Village Apartments)[1]	5.150	07/01/2023	07/01/2014	A	1,878,150
50,000	IL Medical District COP[1]	5.125	06/01/2026	04/30/2014	A	50,002
140,000	IL Medical District COP[1]	5.250	06/01/2032	05/31/2014	A	139,997
2,500,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)	5.000	12/15/2022	06/15/2017	A	2,777,050
25,000	IL Rural Bond Bank[1]	5.150	02/01/2024	04/30/2014	A	25,018
20,000	IL Rural Bond Bank[1]	5.200	02/01/2024	04/30/2014	A	20,015
13,000,000	IL Sports Facilities Authority[1]	5.500	06/15/2030	06/15/2015	A	13,713,310
485,000	Lemont, IL GO1	4.850	12/01/2016	04/30/2014	A	486,605
300,000	Markham, IL GO1	5.250	01/01/2023	01/01/2015	A	300,378
140,000	Markham, IL GO1	5.250	01/01/2018	07/25/2016	B	141,721
40,000	Markham, IL Park District[1]	5.900	12/01/2016	04/30/2014	A	40,124
195,000	Melrose Park, IL Water[1]	5.200	07/01/2018	07/01/2014	A	197,122
450,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2027	10/01/2022	A	468,653
275,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2024	10/01/2022	A	293,018
400,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2026	10/01/2022	A	418,240
295,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2023	10/01/2022	A	319,228
445,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2025	10/01/2022	A	469,497
1,000,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.375	01/01/2022	01/01/2022		943,570
545,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100	01/01/2020	01/01/2020		516,191
1,540,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.500	01/01/2023	01/01/2023		1,457,425
770,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100	01/01/2020	01/13/2019	B	729,298
20,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.000	01/01/2019	01/01/2019		19,870
1,000,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.250	01/01/2021	01/01/2021		945,250
18,000,000	Springfield, IL Electric[1]	5.000	03/01/2029	03/01/2016	A	18,370,080

36    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Illinois (Continued)
$1,000,000	Springfield, IL Water	5.000%		03/01/2025	03/01/2022	A	$1,130,860
6,105,000	University of Illinois (Academic Facilities)[1]	5.000		03/15/2026	03/15/2016	A	6,446,514
1,510,000	Yorkville, IL United City Special Services Area Special Tax	4.600		03/01/2025	04/22/2023	B	1,425,561
3,749,000	Yorkville, IL United City Special Services Area Special Tax (Bristol Bay)[1]	5.875		03/01/2036	01/27/2018	A	3,749,150

							446,240,727
Indiana—1.3%
250,000	Boone County, IN Redevel. Commission[1]	5.375		08/01/2023	02/01/2016	A	254,652
20,000	Crown Point, IN Economic Devel. (Christian Homes)[1]	5.700		05/15/2031	05/15/2014	A	20,013
70,000	De Kalb County, IN Redevel. Authority[1]	6.000		07/15/2018	04/30/2014	A	70,307
70,000	Delaware County, IN Redevel. District[1]	6.875		02/01/2018	04/30/2014	A	70,276
3,170,000	Hammond, IN Local Public Improvement District[1]	6.500		08/15/2025	07/29/2015	A	3,227,504
3,500,000	Hammond, IN Local Public Improvement District[1]	5.000		02/01/2024	02/01/2018	A	3,637,340
1,745,000	Hammond, IN Redevel. District (Marina Area)[1]	6.000		01/15/2017	10/28/2015	B	1,759,344
500,000	IN Finance Authority (Butler University)	5.000		02/01/2022	02/01/2022		562,510
7,220,000	IN Finance Authority (Deaconess Health System)[1]	6.000	[3]	03/01/2029	03/01/2021	C	8,564,725
1,805,000	IN Finance Authority (Marquette University)	5.000		03/01/2024	04/30/2014	A	1,805,614
1,795,000	IN Finance Authority (Parkview Health System / Parkview Hospital Obligated Group)[1]	5.000		05/01/2026	05/01/2022	A	1,973,818
500,000	IN Finance Authority (Sisters of St. Fancis Health)[1]	5.250		11/01/2024	11/01/2018	A	560,720
25,000	IN Health Facility Financing Authority (Methodist Hospitals)[1]	5.375		09/15/2022	04/30/2014	A	25,028
4,045,000	IN Health Facility Financing Authority (Methodist Hospitals)[1]	5.500		09/15/2031	04/30/2014	A	4,046,335
2,920,000	IN Health Facility Financing Authority (Union Hospital)	5.125		09/01/2018	04/30/2014	A	2,931,008
10,675,000	IN Health Facility Financing Authority (Union Hospital)[1]	5.250		09/01/2023	04/30/2014	A	10,713,964
30,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)[1]	6.450		01/01/2040	07/01/2018	A	31,258
85,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)[1]	5.250		01/01/2037	07/01/2014	A	86,662
1,470,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	5.750		07/01/2030	04/22/2020	A	1,534,430

37    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Indiana (Continued)
$290,000	Indianapolis, IN Multifamily Hsg. (Cambridge Station Apartments)[1]	4.850%	01/01/2021	10/26/2015	A	$293,932
4,800,000	Lake County, IN Building Corp.	5.000	02/01/2024	11/23/2021	A	4,897,536
50,000	Richmond, IN Hospital Authority (Reid Hospital & Health Care Services)[1]	6.500	01/01/2029	01/01/2019	A	55,059

						47,122,035
Kansas—0.3%
2,550,000	Arkansas City, KS Public Building Commission (South Central Regional Medical Center)[1]	7.000	09/01/2029	09/01/2019	A	2,763,486
55,000	Burlington, KS Pollution Control (Kansas Gas & Electric Company)[1]	5.300	06/01/2031	06/01/2014	A	55,143
580,000	Pittsburgh, KS Transportation Devel. District (N. Broadway-Pittsburgh Town Center)	4.800	04/01/2027	03/31/2022	B	500,053
3,795,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[2]	5.800	12/01/2038	10/31/2020	A	3,937,462
3,215,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[2]	5.875	06/01/2039	03/31/2024	A	3,338,168
60,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	6.950	06/01/2029	05/15/2014	B	63,532
315,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	5.650	12/01/2036	12/01/2015	A	333,494

						10,991,338
Kentucky—0.5%
15,000	Kenton County, KY Airport (Cincinnati / Northern Kentucky)[1]	5.000	03/01/2023	04/30/2014	A	15,053
3,015,000	KY EDFA (Louisville Arena Authority)[1]	5.750	12/01/2028	06/01/2018	A	3,171,147
3,815,000	KY EDFA (Owensboro Medical Health System)[1]	6.000	06/01/2030	06/01/2020	A	4,058,664
10,805,000	KY Hsg. Corp., Series F1	4.600	07/01/2025	04/30/2014	A	11,017,210
15,000	KY Hsg. Corp., Series N1	5.000	07/01/2027	07/01/2017	A	15,489
45,000	Louisville & Jefferson County, KY Regional Airport[1]	5.250	07/01/2031	04/30/2014	A	45,033

						18,322,596
Louisiana—1.0%
70,000	Calcasieu Parish, LA Industrial Devel. Board (Citgo Petroleum Corp.)[1]	6.000	07/01/2023	04/30/2014	A	70,054
2,000,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	5.850	11/01/2027	04/30/2014	A	2,000,680
190,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	5.600	11/01/2022	04/30/2014	A	190,093
10,000	East Baton Rouge, LA Mtg. Finance Authority (Single Family Mtg.)[1]	5.500	10/01/2025	04/30/2014	A	10,012

38    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Louisiana (Continued)
$1,750,000	Jefferson Parish, LA Hospital Service District No. 1 (West Jefferson Medical Center)[1]	5.250%	01/01/2028	01/01/2022	A	$1,852,550
5,690,000	Jefferson Parish, LA Hospital Service District No. 2 (East Jefferson General Hospital)[1]	6.250	07/01/2026	07/01/2016	A	5,886,191
4,450,000	LA Citizens Property Insurance Corp.	5.000	06/01/2024	06/01/2022	A	4,943,194
60,000	LA HFA (Homeownership)[1]	6.550	06/01/2040	06/01/2018	A	63,787
360,000	LA HFA (La Chateau)[1]	7.250	09/01/2039	09/01/2019	A	368,107
3,135,000	LA HFA (La Chateau)[1]	6.000	09/01/2020	07/04/2018	A	3,200,051
1,690,000	LA HFA (La Chateau)[1]	6.000	09/01/2017	03/30/2016	B	1,748,829
110,000	LA HFA (Single Family Mtg.)[1]	5.800	06/01/2035	04/30/2014	A	112,386
10,450,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.500	05/15/2028	05/15/2018	A	11,264,055
2,000,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.000	07/15/2021	07/15/2014	A	2,029,840
30,000	New Orleans, LA Sewage Service	5.000	06/01/2016	04/30/2014	A	30,086
20,000	New Orleans, LA Sewage Service[1]	5.500	06/01/2020	04/30/2014	A	20,049
60,000	New Orleans, LA Sewage Service[1]	5.000	06/01/2022	04/30/2014	A	60,104
15,000	New Orleans, LA Sewage Service[1]	5.500	06/01/2017	04/30/2014	A	15,045
1,000,000	New Orleans, LA Sewage Service[1]	5.500	06/01/2017	04/30/2014	A	1,003,020
40,000	New Orleans, LA Sewage Service	5.375	06/01/2016	04/30/2014	A	40,126
55,000	New Orleans, LA Sewage Service[1]	5.400	06/01/2017	04/30/2014	A	55,159
100,000	New Orleans, LA Sewage Service	5.300	06/01/2015	04/30/2014	A	100,299
50,000	New Orleans, LA Sewage Service[1]	5.500	06/01/2019	04/30/2014	A	50,135
2,745,000	New Orleans, LA Water	5.000	12/01/2020	04/30/2014	A	2,752,713
10,000	Opelousas, LA General Hospital Authority (Opelousas General Health System)[1]	5.300	10/01/2018	10/01/2014	A	10,115

						37,876,680
Maine—0.1%
2,815,000	ME Educational Authority (Student Loan)	5.050	12/01/2027	12/01/2022	A	2,856,240
25,000	ME H&HEFA (Bridgton Hospital / Franklin Memorial Hospital / GINNE Obligated Group)[1]	5.250	07/01/2031	04/30/2014	A	25,024
40,000	ME H&HEFA, Series A1	6.000	07/01/2024	04/30/2014	A	40,189

						2,921,453
Maryland—0.2%
180,000	Annapolis, MD Economic Devel. (St. John's College)	5.500	10/01/2018	04/30/2014	A	180,781
2,260,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.750	09/01/2039	01/10/2016	A	2,379,238
500,000	MD H&HEFA (Carroll Hospital Center)	5.000	07/01/2025	07/01/2022	A	548,060
500,000	MD H&HEFA (Carroll Hospital Center)	5.000	07/01/2027	07/01/2022	A	539,735
1,915,000	MD H&HEFA (Carroll Hospital Center)	5.000	07/01/2023	07/01/2022	A	2,126,454

39    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Maryland (Continued)
$65,000	MD H&HEFA (Johns Hopkins Hospital)[1]	5.500%		07/01/2026	04/30/2014	A	$65,087
135,000	Montgomery County, MD Hsg. Opportunities Commission (Single Family Mtg.)[1]	5.750		07/01/2029	07/01/2014	A	137,302

							5,976,657
Massachusetts—1.3%
725,000	Auburn, MA GO1	5.125		06/01/2020	06/01/2014	A	731,046
50,000	Lynne, MA Water & Sewer Commission[1]	4.750		12/01/2027	04/30/2014	A	50,155
540,000	MA Devel. Finance Agency (Avon Association)[1]	5.000		04/01/2018	04/01/2018		590,981
2,335,000	MA Devel. Finance Agency (Boston Medical Center)	5.250		07/01/2026	07/01/2022	A	2,491,725
6,425,000	MA Devel. Finance Agency (Boston Medical Center)	5.250		07/01/2024	07/01/2022	A	6,974,851
4,770,000	MA Devel. Finance Agency (Boston Medical Center)	5.250		07/01/2025	07/01/2022	A	5,143,491
6,295,000	MA Devel. Finance Agency (Boston Medical Center)	5.250		07/01/2023	07/01/2022	A	6,889,248
3,705,000	MA Devel. Finance Agency (VOA Ayer)[1]	6.200		02/20/2046	02/19/2015	A	3,940,860
305,000	MA Educational Financing Authority	5.300		01/01/2016	04/30/2014	A	306,034
150,000	MA Educational Financing Authority, Series H1	6.350		01/01/2030	01/01/2018	A	160,131
60,000	MA H&EFA (Boston Medical Center)[1]	5.750		07/01/2031	07/01/2018	A	62,962
50,000	MA H&EFA (Capital Asset Program)[1]	0.590	[3]	07/01/2030	04/10/2014	A	34,855
10,000	MA H&EFA (Harvard Pilgrim Health Care / Pilgrim Health Care Obligated Group)[1]	5.000		07/01/2018	04/30/2014	A	10,040
35,000	MA H&EFA (UMass Memorial Health Care / UMass Memorial Medical Center Obligated Group)[1]	5.000		07/01/2028	04/30/2014	A	35,002
1,050,000	MA HFA (Rental Hsg.)[1]	5.050		07/01/2018	04/30/2014	A	1,064,732
5,750,000	MA HFA (Single Family Hsg.)[1]	4.800	[3]	12/01/2027	12/01/2016	A	5,852,350
3,530,000	MA HFA, Series Q1	5.050		12/01/2023	04/30/2014	A	3,533,530
4,750,000	MA Port Authority (US Airways)[1]	5.875		09/01/2023	04/30/2014	A	4,753,135
200,000	MA Port Authority (US Airways)	5.800		09/01/2015	04/30/2014	A	200,902
6,935,000	MA Port Authority (US Airways)[1]	6.000		09/01/2021	04/30/2014	A	6,939,855
145,000	MA Port Authority (US Airways)[1]	5.750		09/01/2016	04/30/2014	A	145,299
210,000	MA Water Pollution Abatement Trust	5.250		02/01/2016	04/30/2014	A	210,874

							50,122,058
Michigan—5.4%
15,000	Battle Creek, MI Tax Increment Finance Authority[1]	5.000		05/01/2016	05/01/2014	A	15,033
7,690,000	Detroit, MI Building Authority[1]	5.125		07/01/2019	04/30/2014	A	7,699,843
1,835,000	Detroit, MI Downtown Devel. Authority[1]	5.000		07/01/2018	04/30/2014	A	1,835,147

40    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Michigan (Continued)
$425,000	Detroit, MI GO	5.375%	04/01/2014	04/01/2014		$425,000
2,000,000	Detroit, MI GO	5.000	04/01/2018	04/01/2018		1,988,500
250,000	Detroit, MI GO	5.000	04/01/2021	04/01/2021		241,832
20,000	Detroit, MI GO	5.000	04/01/2021	04/01/2021		18,521
100,000	Detroit, MI GO	5.000	04/01/2019	04/01/2019		98,431
1,100,000	Detroit, MI GO	5.375	04/01/2015	04/01/2015		1,089,418
1,535,000	Detroit, MI GO	5.375	04/01/2017	04/01/2017		1,520,003
135,000	Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)[1]	5.375	05/01/2018	04/03/2016	B	129,597
35,000	Detroit, MI Sewer Disposal System[1]	5.000	07/01/2024	07/01/2014	A	34,998
300,000	Detroit, MI Sewer Disposal System[1]	5.000	07/01/2022	04/30/2014	A	300,003
25,000	Detroit, MI Sewer Disposal System[1]	5.000	07/01/2017	04/30/2014	A	25,014
31,990,000	Detroit, MI Water and Sewerage Dept.	5.500	07/01/2025	07/01/2025		31,552,057
5,000,000	Detroit, MI Water and Sewerage Dept.	5.000	07/01/2023	07/01/2023		4,912,500
440,000	Detroit, MI Water Supply System[1]	5.000	07/01/2034	02/17/2032	B	420,015
855,000	Detroit, MI Water Supply System[1]	5.500	07/01/2026	07/01/2018	A	878,889
400,000	Detroit, MI Water Supply System[1]	5.000	07/01/2029	07/13/2028	B	397,648
100,000	Detroit, MI Water Supply System[1]	5.000	07/01/2027	07/01/2027		97,944
1,935,000	Detroit, MI Water Supply System[1]	5.000	07/01/2033	03/07/2033	B	1,850,034
580,000	Detroit, MI Water Supply System[1]	5.000	07/01/2023	07/01/2016	A	581,363
200,000	Detroit, MI Water Supply System[1]	5.750	07/01/2026	07/01/2018	A	208,576
270,000	Detroit, MI Water Supply System[1]	5.750	07/01/2025	07/01/2018	A	282,636
3,650,000	Ecorse City, MI GO1	5.800	11/01/2026	02/28/2020	A	3,791,401
10,000	Huron Shore, MI Regional Utility Authority (Water & Sewer System)[1]	5.625	05/01/2015	05/01/2014	A	10,046
3,560,000	MI Finance Authority (Local Government Loan Program)	5.000	11/01/2023	11/01/2019	A	3,842,913
6,895,000	MI Finance Authority (Local Government Loan Program)	5.000	11/01/2024	11/01/2019	A	7,324,627
7,250,000	MI Finance Authority (Local Government Loan Program)	5.000	11/01/2025	11/01/2019	A	7,657,523
7,620,000	MI Finance Authority (Local Government Loan Program)	5.000	11/01/2026	11/01/2019	A	7,997,571
10,010,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2032	11/01/2019	A	10,296,586
8,855,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2029	11/01/2019	A	9,192,818
8,010,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2027	11/01/2019	A	8,388,553
1,820,000	MI Finance Authority (School District)	5.000	06/01/2019	06/01/2019		2,022,548
2,400,000	MI Finance Authority (School District)	5.000	06/01/2018	06/01/2018		2,655,144
1,500,000	MI Finance Authority (School District)	5.000	06/01/2017	06/01/2017		1,639,875
1,150,000	MI Finance Authority (School District)	5.000	06/01/2020	06/01/2020		1,265,759
2,000,000	MI Hospital Finance Authority (McLaren Health Care Corp.)	5.000	06/01/2026	06/01/2022	A	2,201,960
2,895,000	MI Hospital Finance Authority (McLaren Health Care Corp.)	5.000	06/01/2025	06/01/2022	A	3,251,490

41    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Michigan (Continued)
$2,390,000	MI Hospital Finance Authority (McLaren Health Care Corp.)	5.000%		06/01/2023	06/01/2022	A	$2,729,380
2,000,000	MI Hospital Finance Authority (McLaren Health Care Corp.)	5.000		06/01/2027	06/01/2022	A	2,186,880
2,765,000	MI Hospital Finance Authority (McLaren Health Care Corp.)	5.000		06/01/2024	06/01/2022	A	3,129,980
20,000	MI Hospital Finance Authority (St. John Hospital)[1]	5.750		05/15/2016	04/30/2014	A	20,950
2,405,000	MI Hsg. Devel. Authority (Danbury Manor)[1]	5.300	[3]	06/01/2035	05/01/2014	A	2,442,350
12,925,000	MI Hsg. Devel. Authority, Series A1	5.150		10/01/2029	04/30/2014	A	13,022,067
50,000	MI Municipal Bond Authority[1]	6.000		11/01/2023	04/30/2014	A	50,219
8,290,000	MI Tobacco Settlement Finance Authority[1]	5.125		06/01/2022	07/08/2019	B	7,139,348
20,000,000	Royal Oak, MI Hospital Finance Authority (William Beaumont Hospital)[1]	6.250		08/01/2023	08/01/2014	A	20,171,800
6,250,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.000		12/01/2024	12/01/2017	A	6,789,875
7,265,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.250		12/01/2025	12/01/2015	A	7,693,562
5,830,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.250		12/01/2021	12/01/2015	A	6,239,324
1,485,000	Wayne County, MI Building Authority[1]	5.250		06/01/2016	04/30/2014	A	1,490,836
30,000	Wayne County, MI Downriver Sewer Disposal[1]	5.125		11/01/2018	05/01/2014	A	30,070
2,830,000	Wayne, MI Charter County GO1	6.750		11/01/2039	08/21/2019	A	2,881,506

							204,159,963
Minnesota—0.1%
30,000	Minneapolis, MN Community Devel. Agency[1]	5.700		12/01/2027	06/01/2014	A	30,143
330,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000		09/01/2017	09/01/2017		340,349
335,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000		03/01/2018	03/01/2018		343,884
345,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000		09/01/2018	09/01/2018		355,226
160,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000		03/01/2017	03/01/2017		164,320
145,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000		09/01/2014	09/01/2014		146,392
145,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000		03/01/2015	03/01/2015		147,401
150,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000		09/01/2015	09/01/2015		153,811

							1,681,526

42    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Mississippi—1.0%
$90,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	5.500%		07/01/2021	04/30/2014	A	$90,144
730,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	5.750		07/01/2031	04/30/2014	A	730,679
35,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)	6.125		07/01/2015	04/30/2014	A	35,136
745,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	6.200		07/01/2018	04/30/2014	A	747,138
200,000	Jackson, MS Hsg. Authority (Elton Park Apartments)[1]	5.400		04/01/2039	04/30/2014	A	200,184
105,000	MS Business Finance Corp. (Gulf Power Company)	6.000	[3]	02/01/2026	04/30/2014	A	105,486
25,000	MS Business Finance Corp. (Mississippi Power Company)[1]	5.150	[3]	09/01/2028	10/16/2014	A	25,187
22,820,000	MS Business Finance Corp. (System Energy Resources)[1]	5.875		04/01/2022	04/30/2014	A	22,825,477
105,000	MS Home Corp. (Valley State Student Hsg.)	5.300		12/01/2028	01/09/2027	B	75,562
8,110,000	MS Hospital Equipment & Facilities Authority (MBHS / MBMC Obligated Group)[1]	5.000		08/15/2026	08/15/2017	A	8,314,534
1,625,000	MS Hospital Equipment & Facilities Authority (Southwest Mississippi Regional Medical Center)[1]	5.750		04/01/2029	04/30/2014	A	1,625,211
100,000	MS Small Business Enterprise[1]	4.750		12/01/2017	06/01/2014	A	100,476
3,020,000	Warren County, MS Environmental Improvement (International Paper Company)[1]	5.850		11/01/2027	04/30/2014	A	3,021,027

							37,896,241
Missouri—1.1%
100,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.250		03/01/2016	03/01/2016		104,983
125,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.125		03/01/2015	03/01/2015		128,216
25,000	Cape Girardeau County, MO IDA (Procter & Gamble Company)[1]	5.300		05/15/2028	04/30/2014	A	25,032
700,000	Kansas City, MO Tax Increment (Briarcliff West)[1]	5.150		06/01/2016	06/01/2014	A	715,652
1,800,000	Kansas City, MO Tax Increment (Shoal Creek Parkway)[1]	5.625		06/01/2023	09/01/2014	A	1,824,174
730,000	Maplewood, MO Tax (Maplewood South Redevel.)[1]	5.200		11/01/2022	11/01/2014	A	730,854
1,120,000	Meadows, MO Transportation Devel. District[1]	5.400		05/01/2035	05/01/2018	A	1,154,014
205,000	MO Environmental Improvement & Energy Resources Authority[1]	5.500		07/01/2019	04/30/2014	A	205,890
5,000	MO Environmental Improvement & Energy Resources Authority[1]	5.125		01/01/2019	04/30/2014	A	5,020

43    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Missouri (Continued)
$25,000	MO Environmental Improvement & Energy Resources Authority[1]	5.450%	01/01/2018	04/30/2014	A	$25,077
195,000	MO H&EFA (Rockhurst University)[1]	6.500	10/01/2035	10/01/2018	A	214,841
20,000,000	MO H&EFA (SLHS / SLHOKC Obligated Group)[1]	5.500	11/15/2028	11/15/2018	A	22,399,000
15,000	MO Monarch-Chesterfield Levee District[1]	5.750	03/01/2019	04/30/2014	A	15,059
10,000	MO Southern State College (Auxiliary Enterprise System)[1]	5.500	04/01/2023	04/30/2014	A	10,014
3,080,000	Raytown, MO Annual Appropriation-Supported Tax (Raytown Live Redevel. Plan)[1]	5.125	12/01/2031	06/01/2017	A	3,201,906
1,335,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax[1]	5.200	11/01/2021	05/01/2014	A	1,335,547
3,705,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000	07/01/2024	07/01/2017	A	3,979,763
100,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	6.250	07/01/2029	07/01/2019	A	112,644
1,215,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)	5.000	07/01/2026	07/01/2022	A	1,288,216
1,165,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)	5.000	07/01/2021	07/01/2021		1,302,913
1,345,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)	5.000	07/01/2024	07/01/2022	A	1,450,919
40,000	St. Louis, MO IDA (Maryville Gardens Associates)[1]	5.125	12/20/2030	04/30/2014	A	40,041
100,000	St. Louis, MO IDA (St. Raymond Apartment Associates)[1]	5.125	12/20/2029	06/20/2014	A	100,893
1,350,000	Strother, MO Interchange Transportation Devel. District (Lees Summit)[1]	5.000	05/01/2024	05/01/2016	A	1,350,297

						41,720,965
Montana—0.0%
215,000	Crow, MT Finance Authority (Tribal)[1]	5.700	10/01/2027	04/30/2014	A	215,406

Nebraska—0.0%
750,000	NE Central Plains Gas Energy[1]	5.250	12/01/2018	12/01/2018		851,332
30,000	NE Investment Finance Authority (Multifamily Hsg.)[1]	6.200	06/01/2028	04/30/2014	A	30,049

						881,381
Nevada—1.0%
345,000	Clark County, NV Economic Devel. (Alexander Dawson School at Rainbow Mountain)[1]	5.375	05/15/2033	04/30/2014	A	346,283
580,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2020	02/01/2020		621,313
955,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2021	02/01/2021		1,010,648

44    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Nevada (Continued)
$1,005,000	Clark County, NV Improvement District (Summerlin South Area)	5.000%	02/01/2019	02/01/2019		$1,111,982
865,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2017	02/01/2017		939,970
945,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2018	02/01/2018		1,040,889
25,000	Henderson, NV Health Care Facility (Catholic Healthcare West / Bakersfield Memorial Hospital Obligated Group)[1]	5.625	07/01/2024	07/01/2014	A	25,324
25,000	Henderson, NV Redevel. Agency Tax Allocation[1]	7.200	10/01/2025	04/30/2014	A	25,028
50,000	Henderson, NV Redevel. Agency Tax Allocation[1]	6.900	10/01/2017	04/30/2014	A	50,161
140,000	Henderson, NV Redevel. Agency Tax Allocation[1]	5.100	10/01/2020	04/30/2014	A	140,101
100,000	Las Vegas, NV Special Improvement District (Sumerlin Village)[1]	5.375	06/01/2014	06/01/2014		100,648
200,000	Las Vegas, NV Special Improvement District (Sumerlin Village)[1]	5.500	06/01/2015	06/01/2014	A	207,242
495,000	Las Vegas, NV Special Improvement District No. 607	5.000	06/01/2022	06/01/2022		513,973
445,000	Las Vegas, NV Special Improvement District No. 607	5.000	06/01/2023	06/01/2023		460,268
220,000	Las Vegas, NV Special Improvement District No. 607	5.000	06/01/2024	06/01/2024		227,357
5,440,000	North Las Vegas, NV GO1	5.000	05/01/2028	05/01/2028		5,337,402
10,875,000	North Las Vegas, NV GO1	5.000	05/01/2030	11/04/2029	B	10,439,021
1,350,000	North Las Vegas, NV GO1	5.000	05/01/2027	05/01/2027		1,338,444
1,440,000	North Las Vegas, NV GO1	5.000	05/01/2024	05/01/2016	A	1,451,261
1,000,000	North Las Vegas, NV GO1	5.000	05/01/2025	05/01/2016	A	1,003,880
3,725,000	North Las Vegas, NV Wastewater Reclamation System	5.000	10/01/2026	10/01/2016	A	3,729,321
1,705,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2023	10/01/2016	A	1,728,972
160,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2022	10/01/2016	A	163,198
5,665,000	Reno, NV Health (DHlth/BMH/CHSB Obligated Group)[1]	5.250	07/01/2031	07/01/2017	A	5,800,337
100,000	Reno, NV Redevel. Agency (Downtown Redevel.)[1]	5.000	09/01/2017	04/30/2014	A	100,184
300,000	Reno, NV Redevel. Agency (Downtown Redevel.)	5.000	09/01/2014	04/30/2014	A	300,750
120,000	Washoe County, NV Hospital Facility (Renown Regional Medical Center/ Renown Network Servicces Obligated Group)[1]	5.125	06/01/2031	04/30/2014	A	120,052

						38,334,009

45    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New Hampshire—0.2%
$265,000	NH Business Finance Authority (Pennichuck Water Works)	6.300%	05/01/2022	04/30/2014	A	$266,131
7,865,000	NH H&EFA (Southern New Hampshire Medical Center / Southern New Hampshire Health System Obligated Group)[1]	5.000	10/01/2032	10/01/2017	A	8,080,737
60,000	NH HFA (Prescott Hills Apartments)[1]	6.150	07/01/2040	04/30/2014	A	60,889
205,000	NH HFA (Single Family Mtg.)[1]	5.750	01/01/2037	07/01/2017	A	213,225
50,000	NH HFA (Single Family Mtg.)[1]	5.000	07/01/2031	01/01/2016	A	50,488
325,000	NH HFA (Single Family Mtg.)[1]	5.850	01/01/2034	08/12/2014	A	325,962

						8,997,432
New Jersey—1.5%
4,335,000	Essex County, NJ Improvement Authority (Ballantyne House)[1]	4.850	11/01/2032	04/30/2014	A	4,336,300
5,000	Mount Holly, NJ Municipal Utilities Authority[1]	4.750	12/01/2018	04/30/2014	A	5,016
2,750,000	NJ EDA (Masonic Charity Foundation of New Jersey)[1]	6.000	06/01/2025	04/30/2014	A	2,754,620
595,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2031	07/01/2014	A	601,682
4,320,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2033	07/01/2014	A	4,368,513
50,000	NJ EDA (Municipal Rehabilitation)[1]	4.625	04/01/2025	04/30/2014	A	50,147
1,255,000	NJ EDA (Paterson Charter School)[1]	5.000	07/01/2022	04/22/2019	B	1,276,975
990,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000	07/01/2027	07/01/2017	A	1,021,819
5,000,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.300	07/01/2023	05/20/2019	B	4,797,000
18,070,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital / Marillac Corp. Obligated Group)[1]	5.250	07/01/2023	03/22/2017	A	18,857,310
18,145,000	NJ Tobacco Settlement Financing Corp.[1]	4.500	06/01/2023	01/14/2017	B	17,483,252

						55,552,634
New Mexico—0.0%
125,000	NM Hospital Equipment Loan Council (PHSvcs / BCHCC / PHCF Obligated Group)[1]	6.125	08/01/2028	08/01/2018	A	143,071
10,000	University of New Mexico[1]	4.750	01/01/2028	07/01/2014	A	10,030

						153,101
New York—3.3%
3,075,000	NY Counties Tobacco Trust II (TASC)[1]	5.625	06/01/2035	05/31/2014	A	3,074,785
8,000,000	NY Counties Tobacco Trust III[1]	6.000	06/01/2043	05/31/2014	A	7,999,600
4,610,000	NY TSASC, Inc. (TFABs)[1]	4.750	06/01/2022	09/17/2015	B	4,534,719
13,895,000	NYC IDA (American Airlines)[1]	7.750	08/01/2031	08/01/2016	A	15,204,604
15,750,000	NYC IDA (American Airlines)[1]	7.625	08/01/2025	08/01/2016	A	17,234,595
8,835,000	NYC IDA (American Airlines)[1]	7.500	08/01/2016	05/25/2015	B	9,369,076
5,000,000	NYC IDA (American Airlines)[1]	8.000	08/01/2028	08/01/2016	A	5,483,100

46    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$2,725,000	NYC Transitional Finance Authority (Future Tax)[1]	5.500%	11/01/2028	11/01/2015	A	$2,926,732
41,200,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	12/01/2015	A	43,065,124
4,855,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022	04/30/2014	A	4,885,149
5,055,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2025	04/30/2014	A	5,078,556
3,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.000	03/01/2026	03/01/2015	A	3,056,790
2,500,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125	06/01/2045	10/25/2033	B	1,939,500

						123,852,330
North Carolina—0.3%
2,000,000	NC Capital Facilities Finance Agency (Meredith College)[1]	6.000	06/01/2031	06/01/2018	A	2,129,480
720,000	NC Medical Care Commission (AHA1HC / AHA3HC / AHA4HC / AHACHC / AHEHC / AHA7HC Obligated Group)[1]	5.500	10/01/2024	10/01/2014	A	735,379
1,000,000	NC Medical Care Commission (AHACHC)[1]	5.800	10/01/2034	10/01/2014	A	1,021,360
1,620,000	NC Medical Care Commission (Catholic Health East)	5.250	11/15/2022	05/15/2017	A	1,730,063
1,970,000	NC Medical Care Commission (Catholic Health East)	5.250	11/15/2023	05/15/2017	A	2,095,272
460,000	NC Medical Care Commission (Scotland Memorial Hospital)[1]	5.500	10/01/2019	04/30/2014	A	460,989
2,000,000	NC Medical Care Commission (UHSEC)[1]	6.000	12/01/2029	12/01/2018	A	2,286,220

						10,458,763
North Dakota—0.0%
50,000	Bismarck, ND Health Care Facilities (St. Alexius Medical Center / Garrison Memorial Hospital Obligated Group)[1]	5.000	07/01/2028	04/30/2014	A	50,045
100,000	ND Board of Higher Education Student Services Facilities[1]	5.500	08/01/2023	08/01/2015	A	100,797
15,000	Ward County, ND Health Care Facilities (Trinity Hospital / Trinity Medical Center/ Trinity Nursing Home Obligated Group)[1]	6.250	07/01/2021	04/30/2014	A	15,029

						165,871
Ohio—4.3%
3,450,000	Akron Bath Copley, OH Joint Township Hospital District (Children's Hospital Medical Center of Akron)	5.000	11/15/2025	05/15/2022	A	3,755,083

47    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Ohio (Continued)
$1,000,000	Akron Bath Copley, OH Joint Township Hospital District (Children's Hospital Medical Center of Akron)	5.000%	11/15/2024	05/15/2022	A	$1,096,140
50,910,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.125	06/01/2024	09/02/2020	B	43,446,594
8,210,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.375	06/01/2024	09/03/2020	B	7,125,869
1,000,000	Butler County, OH GO	5.000	12/01/2022	12/01/2022		1,178,240
35,000	Cleveland, OH Rock Glen Hsg. Assistance Corp. (Ambleside Apartments)[1]	7.000	06/01/2018	04/30/2014	A	35,023
515,000	Cleveland-Cuyahoga County, OH Port Authority (Cleveland Christian Home)[1]	5.250	11/15/2015	05/15/2014	A	515,304
1,160,000	Cleveland-Cuyahoga County, OH Port Authority (Fairmount Montessori Association)[1]	5.125	05/15/2025	10/16/2015	A	1,202,630
1,115,000	Cleveland-Cuyahoga County, OH Port Authority (Port Cleveland)[1]	5.375	05/15/2018	05/15/2014	A	1,115,569
190,000	Cleveland-Cuyahoga County, OH Port Authority (Universal Heat Treating)[1]	6.500	11/15/2014	04/30/2014	A	190,264
44,995,000	Cuyahoga County, OH Hospital Facilities (CSAHS-UHHS-Cuyahoga / Canton Obligated Group)[1]	7.500	01/01/2030	06/30/2014	A	44,992,300
3,060,000	Cuyahoga County, OH Multifamily (Vesta-Cleveland)[1]	5.300	08/20/2034	04/30/2014	A	3,071,873
1,040,000	Dayton-Montgomery County, OH Port Authority (Dayton Regional Bond Fund-Maverick)[1]	5.125	05/15/2022	11/08/2016	A	1,047,238
555,000	Field, OH Local School District (School Facilities Construction & Improvement)[1]	5.000	12/01/2032	06/01/2015	A	558,558
300,000	Field, OH Local School District (School Facilities Construction & Improvement)[1]	5.000	12/01/2027	06/01/2015	A	303,132
770,000	Grove City, OH Tax Increment Financing[1]	5.125	12/01/2016	12/13/2015	B	836,382
9,935,000	Hamilton County, OH Health Care Facilities (Christ Hospital)	5.250	06/01/2026	06/01/2022	A	10,783,449
7,000,000	Hamilton County, OH Health Care Facilities (Christ Hospital)	5.250	06/01/2027	06/01/2022	A	7,536,340
5,850,000	Hamilton County, OH Health Care Facilities (Christ Hospital)	5.250	06/01/2025	06/01/2022	A	6,402,474
1,500,000	Hamilton County, OH Health Care Facilities (Christ Hospital)	5.250	06/01/2023	06/01/2022	A	1,672,965
5,715,000	Hamilton County, OH Health Care Facilities (Christ Hospital)	5.250	06/01/2024	06/01/2022	A	6,298,159
10,000	Lake County, OH Sewer District Improvements	5.850	12/01/2016	04/30/2014	A	10,046

48    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Ohio (Continued)
$1,500,000	Lorain County, OH Port Authority (Kendal at Oberlin)	5.000%	11/15/2030	11/15/2023	A	$1,568,715
415,000	Lucas County, OH GO1	6.500	12/01/2016	04/30/2014	A	417,146
290,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2025	09/01/2021	A	323,092
305,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2026	09/01/2021	A	336,381
320,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2027	09/01/2021	A	352,051
205,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2022	09/01/2022		231,668
260,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2023	09/01/2021	A	293,836
275,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2024	09/01/2021	A	308,157
875,000	Miami County, OH Hospital Facility (Upper Valley Medical Center)[1]	5.250	05/15/2026	05/15/2016	A	904,732
40,000	OH Capital Corp. for Hsg. (The Conifers)[1]	6.300	06/01/2028	04/30/2014	A	40,066
460,000	OH Economic Devel. (Astro Instrumentation)[1]	5.450	06/01/2022	06/01/2014	A	463,376
30,000	OH HFA[1]	5.250	09/01/2030	04/30/2014	A	30,021
2,080,000	Penta, OH Career Center COP	5.250	04/01/2025	04/01/2022	A	2,349,526
2,915,000	Penta, OH Career Center COP	5.250	04/01/2024	04/01/2022	A	3,322,838
1,950,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.400	02/15/2034	02/27/2030	B	1,537,107
1,600,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.300	02/15/2024	02/26/2020	B	1,375,248
3,480,000	Portage County, OH Port Authority (Northeast Ohio Medical University)	5.000	12/01/2026	06/01/2022	A	3,658,907
750,000	Ross County, OH Hospital (Adena Health System)[1]	5.750	12/01/2028	12/01/2018	A	817,313
1,370,000	Summit County, OH Port Authority (University of Akron Student Hsg.)[1]	5.250	01/01/2024	01/01/2021	A	1,521,207
225,000	Toledo-Lucas County, OH Port Authority (Creekside Devel. Company)[1]	6.600	11/15/2015	04/30/2014	A	225,097
70,000	Toledo-Lucas County, OH Port Authority (Woodsage Properties)[1]	5.400	05/15/2014	05/15/2014		69,979

						163,320,095
Oklahoma—2.0%
85,000	Cherokee County, OK EDA (NSU Student Hsg.)[1]	5.250	12/01/2034	04/21/2014	A	86,940
20,000	OK Colleges Board of Regents COP (Lease Rentals)[1]	5.375	04/01/2022	04/30/2014	A	20,065
1,035,000	Oklahoma County, OK HFA (Single Family Mtg.)[1]	6.600	10/01/2035	04/30/2014	A	1,069,062

49    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Oklahoma (Continued)
$1,000,000	Tulsa, OK Airports[1]	5.375%		06/01/2024	06/01/2015	A	$1,027,690
69,820,000	Tulsa, OK Municipal Airport Trust (American Airlines)[1]	7.750	[3]	06/01/2035	12/01/2014	C	72,234,375

							74,438,132
Oregon—0.1%
25,000	Hillsboro, OR Hospital Facilities Auth (Tuality Healthcare)[1]	5.375		10/01/2026	04/30/2014	A	25,011
15,000	Klamath Falls, OR Airport[1]	5.500		07/01/2016	04/30/2014	A	15,065
20,000	OR GO1	5.375		08/01/2028	04/30/2014	A	20,023
15,000	OR GO (Alternate Energy)[1]	5.400		07/01/2016	04/30/2014	A	15,064
20,000	OR GO (Alternate Energy)[1]	5.000		07/01/2017	04/30/2014	A	20,079
25,000	OR GO (Elderly & Disabled Hsg.)[1]	5.700		08/01/2016	04/30/2014	A	25,094
35,000	OR GO (Elderly & Disabled Hsg.)[1]	5.800		08/01/2027	04/30/2014	A	35,054
45,000	OR GO (Elderly & Disabled Hsg.)[1]	4.800		08/01/2024	04/30/2014	A	45,042
40,000	OR GO (Elderly & Disabled Hsg.)[1]	6.300		08/01/2026	04/30/2014	A	40,081
15,000	OR GO (Elderly & Disabled Hsg.)[1]	6.200		08/01/2020	04/30/2014	A	15,043
45,000	OR GO (Elderly & Disabled Hsg.)[1]	5.650		08/01/2026	04/30/2014	A	45,067
20,000	OR GO (Elderly & Disabled Hsg.)[1]	5.600		08/01/2019	04/30/2014	A	20,055
65,000	OR GO (Elderly & Disabled Hsg.)	5.550		08/01/2016	04/30/2014	A	65,235
35,000	OR GO (Elderly & Disabled Hsg.)[1]	6.000		08/01/2026	04/30/2014	A	35,062
15,000	Port Umatilla, OR Water[1]	6.450		08/01/2014	08/01/2014		15,310
1,155,000	Portland, OR Hsg. Authority (Clay Street Apartments)[1]	5.500		12/01/2021	04/30/2014	A	1,158,211
995,000	Portland, OR Hsg. Authority (Columbia Street Apartments)[1]	5.500		12/01/2021	04/30/2014	A	997,766
1,000,000	Western Generation, OR Agency Cogeneration (Wauna Cogeneration)[1]	5.000		01/01/2016	03/25/2015	B	1,009,430

							3,601,692
Other Territory—0.4%
3,468,052	Public Hsg. Capital Fund Multi-State Revenue Trust I1	4.500		07/01/2022	07/01/2022		3,633,963
2,797,450	Public Hsg. Capital Fund Multi-State Revenue Trust II1	4.500		07/01/2022	07/01/2022		2,921,764
8,459,565	Public Hsg. Capital Fund Multi-State Revenue Trust III[1]	5.000		07/01/2022	07/01/2022		8,739,323

							15,295,050
Pennsylvania—3.4%
835,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)[1]	5.100		07/01/2014	07/01/2014		843,634
3,680,000	Allegheny County, PA Redevel. Authority (Robinson Mall)[1]	7.000		11/01/2017	04/30/2014	A	3,685,262
2,780,000	Allentown, PA Neighborhood Improvement Zone[1]	5.000		05/01/2026	05/01/2022	A	2,895,203
5,335,000	Allentown, PA Neighborhood Improvement Zone[1]	5.000		05/01/2025	05/01/2022	A	5,600,523
710,000	Bucks County, PA IDA (School Lane Foundation)[1]	4.600		03/15/2017	03/28/2016	B	733,835

50    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania (Continued)
$2,305,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries)[1]	6.250%	01/01/2024	01/01/2019	A	$2,557,674
1,000,000	Delaware Valley, PA Regional Financial Authority[1]	5.700	07/01/2027	07/01/2027		1,161,710
5,500,000	Lehigh Northampton, PA Airport Authority[1]	6.000	05/15/2025	04/30/2014	A	5,506,105
1,395,000	Lycoming County, PA Authority (Pennsylvania College of Technology)	5.000	05/01/2026	05/01/2022	A	1,493,013
1,675,000	Montgomery County, PA HEHA (Holy Redeemer Health System)[1]	5.250	10/01/2027	04/30/2014	A	1,675,720
7,565,000	Montgomery County, PA HEHA (Holy Redeemer Health System)	5.250	10/01/2023	04/30/2014	A	7,595,033
35,000,000	Montgomery County, PA IDA[2]	5.750	08/01/2030	03/02/2017	A	36,921,500
350,140	Northampton County, PA IDA (Northampton Generating)[1]	5.000	12/31/2023	12/31/2023		300,567
4,522	Northampton County, PA IDA (Northampton Generating)	5.000	12/31/2023	12/31/2023		—
32,235,000	PA EDFA (Albert Einstein Healthcare)[1]	6.250	10/15/2023	02/25/2019	A	35,820,177
1,145,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2020	04/30/2014	A	1,147,439
25,000	PA HEFA (University of the Arts)[1]	5.500	03/15/2020	04/30/2014	A	25,034
785,000	PA HEFA (Ursinus College)	5.000	01/01/2025	01/01/2022	A	855,658
1,970,000	PA HEFA (Ursinus College)	5.000	01/01/2027	01/01/2022	A	2,121,138
8,965,000	PA HFA (Single Family Mtg.)[1]	4.650	10/01/2031	10/01/2016	A	9,034,389
3,735,000	Reading, PA GO1	5.625	11/15/2020	03/07/2018	B	3,944,870
4,120,000	Susquehanna, PA Area Regional Airport Authority	5.000	01/01/2023	01/01/2023		4,328,183

						128,246,667
Rhode Island—2.9%
15,000	Exeter West Greenwich, RI Regional School District[1]	5.000	09/15/2017	04/30/2014	A	15,059
25,000	Providence, RI Public Building Authority (School & Public Facilties)[1]	5.250	12/15/2018	04/30/2014	A	25,044
95,000	Providence, RI Public Building Authority, Series A1	5.375	12/15/2021	04/30/2014	A	95,099
5,065,000	Providence, RI Public Building Authority, Series A1	5.875	06/15/2026	06/15/2021	A	5,526,320
55,000	Providence, RI Public Building Authority, Series A	5.125	12/15/2014	04/30/2014	A	55,144
5,000	Providence, RI Public Building Authority, Series A1	5.125	12/15/2017	04/30/2014	A	5,009
965,000	RI Clean Water Finance Agency (Triton Ocean)[1]	5.800	09/01/2022	04/30/2014	A	966,004
20,000	RI Economic Devel. Corp. (Rhode Island Dept. of Transportation)[1]	5.000	06/15/2015	04/30/2014	A	20,078
5,000,000	RI Health & Educational Building Corp. (EPBH/RIH/TMH Obligated Group)[1]	7.000	05/15/2039	05/15/2019	A	5,651,200

51    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Rhode Island (Continued)
$690,000	RI Health & Educational Building Corp. (Lifespan)[1]	5.250%		05/15/2026	04/30/2014	A	$690,600
1,065,000	RI Health & Educational Building Corp. (Providence Public Building Authority)[1]	5.000		05/15/2021	05/15/2017	A	1,129,379
4,025,000	RI Health & Educational Building Corp. (Providence Public Building Authority)[1]	5.000		05/15/2022	05/15/2017	A	4,253,016
4,065,000	RI Health & Educational Building Corp. (RIH / MHF / TMH / RIHF Obligated Group)[1]	5.750		05/15/2023	04/30/2014	A	4,071,179
15,000,000	RI Health & Educational Building Corp. (RIH / TMH Obligated Group)[1]	5.000		05/15/2026	05/15/2016	A	15,463,650
1,000,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	5.150		04/01/2022	04/01/2017	A	1,046,760
80,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	6.500		04/01/2027	04/30/2014	A	81,076
32,530,000	RI Tobacco Settlement Financing Corp. (TASC)[1]	6.250		06/01/2042	09/17/2027	B	32,010,171
32,020,000	RI Tobacco Settlement Financing Corp. (TASC), Series A1	6.125		06/01/2032	05/31/2014	A	32,017,438
6,620,000	RI Tobacco Settlement Financing Corp. (TASC), Series A	6.000		06/01/2023	04/18/2014	A	6,620,596
845,000	West Warwick, RI GO1	5.150		03/01/2022	04/30/2014	A	847,907
500,000	Woonsocket, RI GO1	6.000		10/01/2018	10/01/2018		499,955

							111,090,684
South Carolina—0.0%
175,000	Greenville County, SC Airport (Donaldson Industrial Air Park)[1]	6.125		10/01/2017	04/29/2016	B	174,095
270,000	Lee County, SC School Facilities, Series 2006[1]	6.000		12/01/2027	12/01/2017	A	281,907
210,000	Lee County, SC School Facilities, Series 2006[1]	6.000		12/01/2019	12/01/2017	A	233,419
30,000	Orangeburg County, SC GO	5.000		04/01/2022	04/30/2014	A	30,110
720,000	SC Connector 2000 Assoc. Toll Road, Series B	5.703	[5]	01/01/2026	01/01/2026		104,364
1,735,000	SC Connector 2000 Assoc. Toll Road, Series B	5.604	[5]	01/01/2021	01/01/2021		345,317
25,000	SC Hsg. Finance & Devel. Authority[1]	5.450		07/01/2029	07/01/2017	A	25,840

							1,195,052
South Dakota—0.1%
90,000	SD Hsg. Devel. Authority (Homeownership)[1]	5.750		05/01/2031	11/01/2015	A	91,803
4,340,000	SD Hsg. Devel. Authority (Homeownership)[1]	4.900		11/01/2025	05/15/2014	A	4,421,114

							4,512,917

52    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Tennessee—0.4%
$700,000	Jackson, TN Hospital (Jackson-Madison County General Hospital)[1]	5.500%		04/01/2033	04/01/2018	A	$744,310
1,160,000	TN Energy Acquisition Gas Corp.[1]	5.000		02/01/2021	02/01/2021		1,273,750
12,235,000	TN Energy Acquisition Gas Corp.[1]	5.250		09/01/2024	09/01/2024		13,571,062

							15,589,122
Texas—6.5%
605,000	Austin, TX Utility System	6.730	[5]	11/15/2014	05/15/2014	A	583,426
3,280,000	Bexar County, TX HFC (Dymaxion & Marbach Park Apartments)[1]	6.100		08/01/2030	04/30/2014	A	3,311,750
410,000	Bexar County, TX HFC (Perrin Square)[1]	6.550		12/20/2034	04/30/2014	A	424,424
150,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	6.750		10/01/2038	10/01/2038		4,117
60,000	Collin County, TX HFC (Community College District Foundation)[1]	5.250		06/01/2023	07/08/2021	B	55,707
6,955,000	Dallas-Fort Worth, TX International Airport[1]	5.000		11/01/2029	11/01/2018	A	7,470,157
6,860,000	Dallas-Fort Worth, TX International Airport	5.000		11/01/2025	11/01/2020	A	7,430,752
5,000,000	Dallas-Fort Worth, TX International Airport	5.000		11/01/2024	11/01/2020	A	5,481,000
4,250,000	Dallas-Fort Worth, TX International Airport[1]	5.000		11/01/2023	11/01/2020	A	4,727,402
7,435,000	Dallas-Fort Worth, TX International Airport[1]	5.000		11/01/2027	11/01/2020	A	7,921,100
8,000,000	Dallas-Fort Worth, TX International Airport[1]	5.000		11/01/2025	11/01/2020	A	8,665,600
5,000,000	Dallas-Fort Worth, TX International Airport[1]	5.000		11/01/2024	11/01/2020	A	5,481,000
1,200,000	Dallas-Fort Worth, TX International Airport	5.000		11/01/2027	11/01/2022	A	1,294,092
3,375,000	Dallas-Fort Worth, TX International Airport	5.000		11/01/2025	11/01/2020	A	3,878,179
1,880,000	Dallas-Fort Worth, TX International Airport	5.000		11/01/2024	11/01/2020	A	2,166,456
2,000,000	Dallas-Fort Worth, TX International Airport	5.000		11/01/2028	11/01/2022	A	2,143,280
4,000,000	Dallas-Fort Worth, TX International Airport	5.000		11/01/2023	11/01/2020	A	4,449,320
1,000,000	Dallas-Fort Worth, TX International Airport	5.000		11/01/2026	11/01/2022	A	1,088,670
6,800,000	Dallas-Fort Worth, TX International Airport	5.000		11/01/2029	11/01/2022	A	7,246,420
35,000	Del Rio, TX Airport	5.400		07/01/2019	04/30/2014	A	35,132
50,000	Eagle Pass, TX Waterworks & Sewer	5.050		12/01/2017	04/30/2014	A	50,192
7,455,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)	7.000		08/15/2023	08/15/2017	A	8,285,412
5,000,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)	7.000		08/15/2027	08/15/2017	A	5,471,450

53    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Texas (Continued)
$25,000	Fort Bend County, TX Municipal Utility District No. 118	4.350%		09/01/2016	04/30/2014	A	$25,063
440,000	Gonzales, TX Healthcare System[1]	5.500		08/15/2019	04/30/2014	A	440,924
340,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)[1]	8.000		04/01/2028	04/30/2014	A	340,374
3,950,000	Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College Medicine)	5.000		11/15/2026	11/15/2022	A	4,264,301
12,305,000	Harris County, TX HFDC (St. Luke's Episcopal Hospital)[1]	6.750		02/15/2021	05/31/2014	A	14,139,675
1,235,000	Harris County, TX Sports Authority Revenue[1]	5.250		11/15/2021	04/30/2014	A	1,238,162
2,720,000	Harris County-Houston, TX Sports Authority[1]	5.000		11/15/2025	04/30/2014	A	2,720,490
4,840,000	Harris County-Houston, TX Sports Authority	5.397	[5]	11/15/2022	04/30/2014	A	3,042,569
1,955,000	Harris County-Houston, TX Sports Authority[1]	5.250		11/15/2030	04/30/2014	A	1,955,313
360,000	Harris County-Houston, TX Sports Authority[1]	5.250		11/15/2026	04/30/2014	A	360,108
6,735,000	Harris County-Houston, TX Sports Authority	5.335	[5]	11/15/2020	04/30/2014	A	4,719,147
570,000	Harris County-Houston, TX Sports Authority[1]	5.250		11/15/2022	04/30/2014	A	570,313
30,000	Harris County-Houston, TX Sports Authority[1]	5.750		11/15/2020	04/30/2014	A	30,078
2,105,000	Harris County-Houston, TX Sports Authority[1]	5.750		11/15/2019	04/30/2014	A	2,110,494
700,000	Harris County-Houston, TX Sports Authority	5.473	[5]	11/15/2018	04/30/2014	A	547,183
5,205,000	Harris County-Houston, TX Sports Authority[1]	5.000		11/15/2028	04/30/2014	A	5,205,885
7,140,000	Harris County-Houston, TX Sports Authority[1]	5.250		11/15/2030	04/30/2014	A	7,141,142
915,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	5.500		07/15/2017	04/30/2014	A	918,349
2,000,000	Houston, TX Airport System	5.000		07/01/2030	07/01/2022	A	2,131,280
3,000,000	Houston, TX Airport System[1]	5.000		07/01/2026	07/01/2021	A	3,314,160
6,150,000	Houston, TX Airport System	5.000		07/01/2027	07/01/2022	A	6,702,270
330,000	Houston, TX HFC (Single Family Mtg.)[1]	6.750		06/01/2033	12/01/2014	A	340,966
910,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	5.875		05/15/2021	03/02/2018	B	1,020,701
600,000	Houston, TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)[1]	5.000		09/01/2031	04/30/2014	A	601,986
930,000	Houston, TX Hsg. Corp. (6800 Long Drive Apartments)[1]	6.625		02/01/2020	08/01/2014	A	937,877
50,000	Houston, TX Utility System[1]	5.250		05/15/2026	05/15/2014	A	50,275

54    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Texas (Continued)
$22,520,000	McLennan County, TX Public Facility Corp.[1]	6.625%		06/01/2035	11/28/2014	A	$23,711,984
620,000	Newark, TX Cultural Education Facilities Finance Corp. (A.W. Brown Fellowship Charter School)	6.000		08/15/2032	02/15/2015	A	644,192
80,000	North Central TX HFDC (Children's Medical Center)	6.000		08/15/2016	04/10/2014	A	80,118
30,000	North Channel, TX Water Authority System	5.000		07/10/2015	04/30/2014	A	30,088
55,000	North East TX Hospital Authority (Northeast Medical Center Hospital)[1]	5.625		05/15/2022	04/30/2014	A	55,183
525,000	Permian Basin, TX HFC (Single Family Mtg.)[1]	5.650		01/01/2038	11/01/2014	A	544,688
620,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)	6.450	[3]	06/01/2021	06/01/2021		17,019
40,000	Southlake Parks, TX Devel. Corp.[1]	5.375		08/15/2021	04/30/2014	A	40,150
550,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Hendrick Medical Center)[1]	5.375		09/01/2030	09/01/2014	A	553,746
4,030,000	Texas City, TX Industrial Devel. Corp. (ARCO Pipe Line Co.)[1]	7.375		10/01/2020	10/01/2020		5,208,896
235,000	Trinity, TX River Authority (TXU Energy Company)	6.250		05/01/2028	05/01/2028	A	6,451
14,810,000	TX Affordable Hsg. Corp. (South Texas Affordable Properties Corp.)[1]	5.550		03/01/2032	09/01/2014	A	14,957,804
8,845,000	TX Affordable Hsg. Corp. (South Texas Affordable Properties Corp.)[1]	5.400		09/01/2022	09/01/2014	A	8,933,273
1,540,000	TX Dept. of Hsg. & Community Affairs (Skyway Villas)[1]	5.450		12/01/2022	04/30/2014	A	1,540,755
105,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	5.875		09/01/2022	07/16/2019	B	85,293
5,000	TX GO	5.750		08/01/2026	04/30/2014	A	5,022
25,000	TX GO (Water Financial Assistance)[1]	5.750		08/01/2031	04/30/2014	A	25,111
55,000	TX Lower Colorado River Authority	5.000		05/15/2020	04/30/2014	A	55,201
125,000	TX Lower Colorado River Authority[1]	5.500		05/15/2021	04/30/2014	A	125,466
365,000	TX Lower Colorado River Authority[1]	5.000		05/15/2031	04/30/2014	A	366,296
5,000	TX Lower Colorado River Authority[1]	5.000		05/15/2021	04/30/2014	A	5,018
1,345,000	TX Multifamily Hsg. Revenue Bond Pass-Through Certificates (Skyway Villas)[1]	5.950		11/01/2034	06/01/2014	A	1,347,125
21,035,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250		12/15/2026	08/04/2023	B	25,108,007
3,415,000	TX Municipal Gas Acquisition & Supply Corp.[1]	5.250		12/15/2023	12/15/2023		3,807,725
6,745,000	Tyler, TX HFDC (East Texas Medical Center Regional Healthcare System/East Texas Medical Center Obligated Group)[1]	5.250		11/01/2027	11/01/2017	A	6,888,399

55    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$50,000	Ysleta, TX Independent School District[1]	5.375%	11/15/2024	05/15/2014	A	$50,292

						246,727,425
Utah—0.0%
390,000	UT HFA (Single Family Mtg.)[1]	6.125	01/01/2027	04/30/2014	A	390,636
5,000	UT Hsg. Corp. (Single Family Mtg.)[1]	5.650	07/01/2027	04/30/2014	A	5,006
25,000	UT Hsg. Corp. (Single Family Mtg.)[1]	5.250	07/01/2023	04/30/2014	A	25,077
70,000	UT Hsg. Corp. (Single Family Mtg.)[1]	5.000	07/01/2025	04/30/2014	A	70,059

						490,778
Vermont—0.4%
1,000,000	Burlington, VT Airport, Series A1	5.000	07/01/2023	04/30/2014	A	1,000,220
205,000	Burlington, VT COP[1]	5.500	12/01/2016	04/30/2014	A	205,892
320,000	Burlington, VT GO	5.000	11/01/2014	11/01/2014		326,681
1,240,000	Burlington, VT GO	5.000	11/01/2032	11/01/2022	A	1,251,582
335,000	Burlington, VT GO	5.000	11/01/2015	11/01/2015		352,939
1,930,000	Burlington, VT GO	5.000	11/01/2027	11/01/2022	A	1,993,130
100,000	VT Educational & Health Buildings Financing Agency (CSAC / NWCSS / RMHS / WCMHS Obligated Group)[1]	5.375	02/15/2023	08/15/2014	A	101,250
750,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2024	10/01/2022	A	817,695
1,000,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2023	10/01/2022	A	1,106,750
870,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2027	10/01/2022	A	928,290
1,000,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2025	10/01/2022	A	1,080,250
1,820,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2020	10/01/2020		2,032,631
1,830,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2019	10/01/2019		2,050,204
1,025,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2022	10/01/2022		1,145,181
2,020,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2021	10/01/2021		2,246,503

						16,639,198
Virginia—0.6%
20,000	Isle Wight County, VA IDA (International Paper Company)	5.700	11/01/2027	04/30/2014	A	20,007

56    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Virginia (Continued)
$6,745,000	Suffolk, VA Redevel. & Hsg. Authority (Henrico-Richmond)[1]	5.000%	08/01/2036	01/08/2028	B	$7,190,979
8,800,000	VA Hsg. Devel. Authority, Series A1	4.700	01/01/2024	04/30/2014	A	8,938,512
6,400,000	VA Hsg. Devel. Authority, Series A1[1]	5.000	10/01/2026	07/01/2017	A	6,601,216
1,172,000	Watkins Centre, VA Community Devel. Authority[1]	5.400	03/01/2020	03/01/2015	A	1,185,056

						23,935,770
Washington—0.5%
2,650,000	Bellingham, WA Hsg. Authority (Cascade Meadows)[1]	5.200	11/01/2027	04/15/2014	A	2,655,220
925,000	Chelan County, WA Devel. Corp. (Alcoa)[1]	5.850	12/01/2031	12/01/2031		908,933
85,000	Issaquah, WA GO	5.250	12/01/2021	04/30/2014	A	85,344
175,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)[1]	5.600	03/01/2028	02/09/2024	B	170,215
10,000	King County, WA Hsg. Authority (Rural Preservation)[1]	5.750	01/01/2028	12/18/2023	B	9,758
115,000	Pierce County, WA Hsg. Authority[1]	5.800	12/01/2023	05/31/2014	A	114,993
2,000,000	Port of Seattle, WA GO1	5.000	09/01/2026	09/01/2021	A	2,211,600
4,975,000	Seattle, WA Hsg. Authority (High Rise Rehab III)[1]	5.150	11/01/2027	11/01/2017	A	5,421,059
60,000	Seattle, WA Hsg. Authority (Holly Park)[1]	5.750	01/01/2020	07/01/2014	A	60,013
1,540,000	Skagit County, WA Public Hospital District No. 1 (Skagit Valley Hospital)[1]	5.500	12/01/2030	12/01/2015	A	1,555,000
30,000	WA COP (Dept. of General Administration)[1]	5.600	10/01/2016	04/30/2014	A	30,134
20,000	WA COP (Dept. of General Administration)	5.600	10/01/2015	04/30/2014	A	20,090
500,000	WA Health Care Facilities Authority (Group Health Cooperative of Puget Sound)[1]	5.375	12/01/2017	04/30/2014	A	500,885
75,000	WA Health Care Facilities Authority (Group Health Cooperative of Puget Sound)[1]	5.000	12/01/2019	04/30/2014	A	75,071
5,000,000	WA Health Care Facilities Authority (Seattle Cancer Care Alliance)[1]	7.375	03/01/2038	03/01/2019	A	6,032,800

						19,851,115
West Virginia—0.0%
100,000	WV Hospital Finance Authority (Charleston Area Medical Center)[1]	5.500	09/01/2028	09/01/2014	A	101,697
1,000,000	WV Hospital Finance Authority (Charleston Area Medical Center)[1]	5.500	09/01/2025	09/01/2014	A	1,015,960

						1,117,657
Wisconsin—1.0%
3,085,000	WI H&EFA (Beloit College)[1]	5.750	06/01/2021	06/01/2015	A	3,177,766
150,000	WI H&EFA (Beloit College)[1]	5.250	06/01/2025	06/01/2020	A	159,895
1,000,000	WI H&EFA (Marshfield Clinic)	5.000	02/15/2027	02/15/2022	A	1,059,900

57    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Wisconsin (Continued)
$11,545,000	WI H&EFA (Medical College of Wisconsin)[1]	5.500%	12/01/2026	12/01/2015	A	$11,838,243
100,000	WI H&EFA (Prohealth Care / Waukesha Memorial Hospital / Prohealth Care Obligated Group)[1]	6.375	02/15/2029	02/15/2019	A	110,553
1,000,000	WI H&EFA (Vernon Memorial Healthcare)[1]	5.100	03/01/2025	03/01/2015	A	1,007,230
3,845,000	WI H&EFA (WFS / WFMG Obligated Group)[1]	5.250	08/15/2031	08/15/2016	A	3,933,320
9,715,000	WI H&EFA (WFS / WFMG Obligated Group)[1]	5.250	08/15/2025	08/15/2016	A	10,388,250
1,000,000	WI H&EFA (WFS / WFMG Obligated Group)[1]	5.250	08/15/2026	08/15/2016	A	1,069,300
940,000	WI Hsg. & EDA, Series B1	5.750	11/01/2025	05/01/2020	A	1,022,889
5,500,000	WI Public Finance Authority (TIP / AeFM / AeH / AeHC / AeJFK / AeKC Obligated Group)	5.250	07/01/2028	07/01/2022	A	5,666,540

						39,433,886
Wyoming—1.0%
2,350,000	Sweetwater County, WY Solid Waste (FMC Corp.)[1]	5.600	12/01/2035	12/01/2015	A	2,398,481
5,620,000	WY Community Devel. Authority[1]	4.850	12/01/2023	04/30/2014	A	5,626,013
3,100,000	WY Community Devel. Authority[1]	4.950	06/01/2028	04/30/2014	A	3,158,373
7,120,000	WY Community Devel. Authority[1]	4.450	12/01/2024	04/30/2014	A	7,251,506
7,040,000	WY Community Devel. Authority[1]	5.100	12/01/2024	06/01/2014	A	7,051,968
8,075,000	WY Community Devel. Authority[1]	5.200	12/01/2030	06/01/2014	A	8,084,448
3,610,000	WY Community Devel. Authority[1]	4.550	12/01/2019	12/01/2014	A	3,728,191

						37,298,980
U.S. Possessions—16.8%
2,200,000	Guam Education Financing Foundation COP (Guam Public School Facilities)[1]	4.500	10/01/2026	10/01/2026		1,983,982
18,300,000	Puerto Rico Aqueduct & Sewer Authority	5.500	07/01/2028	07/01/2028		13,530,105
1,050,000	Puerto Rico Children's Trust Fund (TASC)[1]	5.375	05/15/2033	07/23/2017	B	1,027,236
5,985,000	Puerto Rico Children's Trust Fund (TASC)[1]	5.500	05/15/2039	07/11/2027	B	5,322,580
120,000	Puerto Rico Children's Trust Fund (TASC)[1]	5.625	05/15/2043	11/14/2032	B	102,252
3,000,000	Puerto Rico Commonwealth GO1	5.250	07/01/2025	07/01/2025		2,408,430
8,500,000	Puerto Rico Commonwealth GO1	5.250	07/01/2024	07/01/2024		6,920,785
7,930,000	Puerto Rico Commonwealth GO1	5.250	07/01/2026	07/01/2026		6,293,248
300,000	Puerto Rico Commonwealth GO1	5.250	07/01/2017	07/01/2016	A	302,952
105,000	Puerto Rico Commonwealth GO1	5.250	07/01/2017	07/01/2017		96,659
655,000	Puerto Rico Commonwealth GO1	5.250	07/01/2021	07/01/2021		653,775
195,000	Puerto Rico Commonwealth GO1	5.500	07/01/2014	07/01/2014		195,682
13,000,000	Puerto Rico Commonwealth GO1	2.043	07/01/2018	07/01/2018		11,899,680
4,160,000	Puerto Rico Commonwealth GO1	2.083	07/01/2020	07/01/2020		3,573,606

58    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$3,700,000	Puerto Rico Commonwealth GO1	2.063%		07/01/2019	07/01/2019		$3,294,258
51,665,000	Puerto Rico Commonwealth GO1	6.000		07/01/2029	07/01/2029		42,527,528
8,750,000	Puerto Rico Commonwealth GO1	6.500		07/01/2037	08/26/2036	B	7,230,125
2,635,000	Puerto Rico Commonwealth GO1	5.625		07/01/2032	07/01/2032		2,043,469
22,315,000	Puerto Rico Commonwealth GO1	4.750		12/01/2015	06/01/2014	A	22,314,331
1,430,000	Puerto Rico Commonwealth GO1	5.625		07/01/2033	07/01/2033		1,107,163
125,000	Puerto Rico Commonwealth GO1	5.000		07/01/2017	07/01/2017		125,814
4,860,000	Puerto Rico Commonwealth GO1	5.500		07/01/2017	07/01/2017		4,508,039
100,000	Puerto Rico Commonwealth GO1	5.000		07/01/2016	07/01/2016		100,779
1,125,000	Puerto Rico Commonwealth GO1	6.000		07/01/2027	07/01/2018	A	1,132,830
17,580,000	Puerto Rico Commonwealth GO1	5.125		07/01/2024	07/01/2024		14,161,569
90,000	Puerto Rico Commonwealth GO	7.500	[5]	07/01/2019	07/01/2019		61,288
3,355,000	Puerto Rico Commonwealth GO1	5.500		07/01/2017	07/01/2017		3,056,774
80,000	Puerto Rico Commonwealth GO	6.000	[5]	07/01/2014	07/01/2014		78,699
75,000	Puerto Rico Commonwealth GO1	5.500		07/01/2015	07/01/2015		75,642
110,000	Puerto Rico Commonwealth GO	7.125	[5]	07/01/2017	07/01/2017		87,601
190,000	Puerto Rico Commonwealth GO1	6.000		07/01/2015	07/01/2015		191,013
150,000	Puerto Rico Commonwealth GO1	5.650		07/01/2015	01/04/2015	B	150,804
370,000	Puerto Rico Commonwealth GO1	6.000		07/01/2016	07/01/2016		374,521
195,000	Puerto Rico Commonwealth GO1	5.250		07/01/2016	07/01/2016		197,254
2,890,000	Puerto Rico Commonwealth GO1	5.500		07/01/2018	07/01/2018		2,960,025
4,920,000	Puerto Rico Commonwealth GO1	5.500		07/01/2016	07/01/2016		4,994,341
2,160,000	Puerto Rico Commonwealth GO1	5.500		07/01/2027	07/01/2027		1,744,675
140,000	Puerto Rico Commonwealth GO1	5.500		07/01/2026	07/01/2026		113,817
3,620,000	Puerto Rico Commonwealth GO1	5.125		07/01/2031	07/01/2031		2,660,229
60,000,000	Puerto Rico Commonwealth GO	5.500		07/01/2026	07/01/2026		48,778,800
25,000	Puerto Rico Commonwealth GO1	5.000		07/01/2016	07/01/2014	A	25,019
6,510,000	Puerto Rico Commonwealth GO1	5.500		07/01/2018	07/01/2018		6,625,227
1,005,000	Puerto Rico Commonwealth GO1	5.500		07/01/2017	07/01/2017		1,026,467
1,125,000	Puerto Rico Commonwealth GO1	5.500		07/01/2017	07/01/2017		1,058,209
4,345,000	Puerto Rico Commonwealth GO1	5.500		07/01/2015	07/01/2015		4,368,333
4,165,000	Puerto Rico Convention Center Authority[1]	5.000		07/01/2019	07/01/2019		3,982,990
4,715,000	Puerto Rico Convention Center Authority[1]	5.000		07/01/2024	07/01/2024		3,047,917
50,000	Puerto Rico Electric Power Authority[1]	5.000		07/01/2016	07/01/2016		50,335
5,685,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2028	07/01/2028		3,710,145
4,295,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250		07/01/2028	07/01/2028		2,803,003
56,565,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250		07/01/2026	11/30/2025	B	37,830,106
20,000	Puerto Rico Electric Power Authority, Series KK1	5.500		07/01/2015	07/01/2015		20,272
5,265,000	Puerto Rico Electric Power Authority, Series LL1	5.500		07/01/2017	07/01/2017		5,369,510
75,000	Puerto Rico Electric Power Authority, Series LL1	5.500		07/01/2018	07/01/2018		76,041

59    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$1,000,000	Puerto Rico Electric Power Authority, Series PP1	5.000%	07/01/2023	07/01/2023		$957,050
100,000	Puerto Rico Electric Power Authority, Series RR1	5.000	07/01/2025	07/01/2025		74,183
3,735,000	Puerto Rico Electric Power Authority, Series RR1	5.000	07/01/2021	07/01/2021		3,632,960
6,500,000	Puerto Rico Electric Power Authority, Series SS1	5.000	07/01/2022	07/01/2022		6,257,030
1,000,000	Puerto Rico Electric Power Authority, Series SS1	5.000	07/01/2023	07/01/2023		957,050
540,000	Puerto Rico Electric Power Authority, Series SS1	5.000	07/01/2020	07/01/2020		529,745
300,000	Puerto Rico Electric Power Authority, Series SS1	5.000	07/01/2017	07/01/2015	A	300,588
2,000,000	Puerto Rico Electric Power Authority, Series SS1	5.000	07/01/2021	07/01/2021		1,945,360
1,380,000	Puerto Rico Electric Power Authority, Series TT1	5.000	07/01/2017	07/01/2017		1,174,104
1,385,000	Puerto Rico Electric Power Authority, Series UU	5.000	07/01/2016	07/01/2016		1,394,321
740,000	Puerto Rico Electric Power Authority, Series UU1	4.000	07/01/2018	07/01/2018		712,479
550,000	Puerto Rico Electric Power Authority, Series UU1	4.500	07/01/2018	07/01/2018		539,963
1,705,000	Puerto Rico Electric Power Authority, Series VV1	5.250	07/01/2025	07/01/2025		1,629,503
5,000,000	Puerto Rico Electric Power Authority, Series WW1	5.000	07/01/2028	07/13/2027	B	3,168,350
250,000	Puerto Rico Electric Power Authority, Series XX1	5.250	07/01/2027	07/01/2027		165,450
1,180,000	Puerto Rico Electric Power Authority, Series ZZ1	5.250	07/01/2025	07/01/2025		792,287
6,280,000	Puerto Rico Electric Power Authority, Series ZZ1	5.000	07/01/2017	07/01/2017		5,343,024
1,060,000	Puerto Rico Electric Power Authority, Series ZZ1	5.250	07/01/2026	07/01/2026		708,917
20,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2017	07/01/2017		19,740
2,000,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2018	07/01/2018		2,016,480
25,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2017	07/01/2017		25,579
790,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2019	07/01/2019		802,150
4,600,000	Puerto Rico Highway & Transportation Authority[1]	2.305	07/01/2028	07/01/2028		2,614,226
80,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2015	07/01/2015		80,685
1,010,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2018	07/01/2018		1,018,322

60    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$530,000	Puerto Rico Highway & Transportation Authority[1]	5.750%	07/01/2021	07/01/2021		$318,779
11,150,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2018	07/01/2018		11,347,355
165,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2018	07/01/2014	A	165,025
1,095,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2018	07/01/2014	A	1,095,164
675,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250	07/01/2019	07/01/2019		479,979
1,045,000	Puerto Rico Highway & Transportation Authority, Series N1	5.500	07/01/2021	07/01/2021		591,993
6,720,000	Puerto Rico Highway & Transportation Authority, Series Y1	6.250	07/01/2021	07/15/2020	B	6,996,528
1,000,000	Puerto Rico Industrial Devel. Company, Series B1	5.375	07/01/2016	02/12/2016	B	918,390
375,000	Puerto Rico Industrial Devel. Company, Series B	5.375	07/01/2016	04/30/2014	A	375,203
4,670,000	Puerto Rico Infrastructure[1]	5.500	07/01/2022	07/01/2022		3,417,973
1,140,000	Puerto Rico Infrastructure[1]	5.500	07/01/2023	07/01/2023		1,082,031
3,000,000	Puerto Rico Infrastructure[1]	5.500	07/01/2014	07/01/2014		3,009,450
2,395,000	Puerto Rico Infrastructure[1]	5.500	07/01/2015	07/01/2015		2,395,359
8,440,000	Puerto Rico Infrastructure[1]	5.500	07/01/2020	07/01/2020		6,565,560
3,115,000	Puerto Rico Infrastructure[1]	5.500	07/01/2021	07/01/2021		2,347,900
13,090,000	Puerto Rico Infrastructure[1]	6.000	12/15/2026	12/15/2026		9,253,845
1,000,000	Puerto Rico Infrastructure[1]	5.500	07/01/2027	07/01/2027		917,790
2,945,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.250	10/01/2024	10/01/2024		2,080,672
210,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	5.600	10/01/2014	10/01/2014		205,454
370,000	Puerto Rico Infrastructure Financing Authority[1]	5.500	07/01/2014	07/01/2014		370,067
3,500,000	Puerto Rico Infrastructure Financing Authority[1]	5.250	12/15/2026	12/15/2026		2,287,635
100,000	Puerto Rico Infrastructure Financing Authority[1]	5.500	07/01/2016	07/01/2016		99,982
4,230,000	Puerto Rico Infrastructure Financing Authority, Series C1	5.500	07/01/2017	07/01/2017		4,206,058
3,310,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	10/17/2024	B	3,061,187
2,095,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.250	07/01/2026	07/01/2016	A	2,113,729
450,000	Puerto Rico ITEMECF (International American University)	5.000	10/01/2021	10/01/2021		451,953
160,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2014	07/01/2014		160,027
50,000	Puerto Rico Municipal Finance Agency, Series A1	5.000	08/01/2016	08/01/2015	A	50,203
55,000	Puerto Rico Municipal Finance Agency, Series A	5.500	07/01/2017	04/30/2014	A	55,028

61    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$435,000	Puerto Rico Municipal Finance Agency, Series A	5.250%		08/01/2016	04/30/2014	A	$435,131
155,000	Puerto Rico Municipal Finance Agency, Series A1	5.000		08/01/2030	02/28/2028	B	142,780
2,000,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2019	07/31/2014	A	1,999,980
100,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2021	08/01/2021		99,854
3,975,000	Puerto Rico Municipal Finance Agency, Series A	5.250		08/01/2017	04/30/2014	A	3,976,193
1,950,000	Puerto Rico Municipal Finance Agency, Series C1	5.000		08/01/2015	08/01/2015		1,955,382
450,000	Puerto Rico Municipal Finance Agency, Series C	5.250		08/01/2017	08/01/2017		456,417
7,325,000	Puerto Rico Municipal Finance Agency, Series C1	5.250		08/01/2018	08/01/2018		7,413,266
13,200,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2025	04/13/2025	B	11,085,096
500,000	Puerto Rico Public Buildings Authority[1]	6.125		07/01/2023	07/01/2023		412,860
135,000	Puerto Rico Public Buildings Authority[1]	5.500		07/01/2023	07/01/2023		108,406
2,905,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2026	07/01/2026		2,382,245
4,990,000	Puerto Rico Public Buildings Authority[1]	5.750		07/01/2022	07/01/2022		4,089,255
190,000	Puerto Rico Public Buildings Authority[1]	5.500	[3]	07/01/2035	07/01/2017	C	180,738
3,300,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2021	07/01/2021		2,908,587
3,590,000	Puerto Rico Public Buildings Authority[1]	6.000		07/01/2027	07/01/2018	A	3,614,986
300,000	Puerto Rico Public Buildings Authority[1]	5.500		07/01/2016	07/01/2016		280,605
735,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2021	07/01/2021		622,655
4,550,000	Puerto Rico Public Buildings Authority[1]	5.750		07/01/2016	07/01/2016		4,255,342
2,155,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2023	07/01/2023		1,796,149
5,345,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2022	07/01/2022		4,534,057
2,935,000	Puerto Rico Public Buildings Authority[1]	5.500		07/01/2018	07/01/2018		2,898,723
2,920,000	Puerto Rico Public Buildings Authority[1]	5.500		07/01/2017	07/01/2017		2,903,473
760,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2027	10/17/2026	B	586,902
1,350,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2017	07/01/2017		1,305,720

62    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$37,400,000	Puerto Rico Public Finance Corp., Series A1	6.500%	08/01/2028	12/12/2027	B	$26,690,884
54,770,000	Puerto Rico Public Finance Corp., Series B1	5.500	08/01/2031	07/17/2029	B	35,373,205
17,475,000	Puerto Rico Public Finance Corp., Series B1	6.000	08/01/2025	08/01/2025		12,814,243
10,675,000	Puerto Rico Public Finance Corp., Series B1	6.000	08/01/2024	08/01/2024		7,972,304
11,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.625	08/01/2030	08/01/2030		9,003,280
24,135,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	08/01/2029		21,378,783
2,280,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500	08/01/2028	08/01/2028		1,949,468
11,355,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.000	08/01/2018	08/01/2018		11,082,366
5,035,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.000	08/01/2024	08/01/2024		4,325,871
9,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500	08/01/2044	01/31/2044	B	7,756,560
6,495,000	Puerto Rico Sales Tax Financing Corp., Series B1	6.000	08/01/2026	08/01/2026		4,683,025
35,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.500	08/01/2035	08/01/2035		30,695,000
5,000,000	University of Puerto Rico[1]	5.000	06/01/2025	06/01/2025		3,119,500
1,000,000	University of Puerto Rico[1]	5.000	06/01/2020	06/01/2020		710,980
2,535,000	University of Puerto Rico, Series P1	5.000	06/01/2023	06/01/2023		1,641,159
1,790,000	University of Puerto Rico, Series Q1	5.000	06/01/2022	06/01/2022		1,191,012
3,040,000	V.I. Water & Power Authority[1]	4.500	07/01/2028	08/02/2026	B	2,833,280

						635,321,521

Total Municipal Bonds and Notes (Cost $3,975,694,200)						3,852,844,684

Shares
Common Stock—0.0%
6,757	Resolute Forest Products[6,7] (Cost $80,903)					135,748

Principal Amount
Corporate Bond and Note—0.2%
5,000,000	Centerline Equity Issuer Trust Sec. Nts.[1] (Cost $5,000,000)	6.000	05/15/2015			5,244,400

Total Investments, at Value (Cost $3,980,775,103)—101.8%						3,858,224,832
Liabilities in Excess of Other Assets—(1.8)						(67,199,509)

Net Assets—100.0%						$3,791,025,323

Footnotes to Statement of Investments

*	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A.	Optional call date; corresponds to the most conservative yield calculation.
B.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
C.	Date of mandatory put.

63    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Footnotes to Statement of Investments Continued

1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 6 of the accompanying Notes.
2.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 1 of the accompanying Notes.
3.	Represents the current interest rate for a variable or increasing rate security.
4.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.
5.	Zero coupon bond reflects effective yield on the date of purchase.
6.	Non-income producing security.
7.	Received as a result of a corporate action

To simplify the listings of securities, abbreviations are used per the table below:

ABH	Adventist Bolingbrook Hospital
AeFM	Aero Ft. Myers
Aeh	Aero Harrisburg
AeHC	Aero Houston Central
AeJFK	Aero JFK
AeKC	Aero Kansas City
AGH	Adventist Glenoaks Hospital
AHA1HC	ARC/HDS Alamance #1 Hsg. Corp.
AHA3HC	ARC/HDS Alamance #3 Hsg. Corp.
AHA4HC	ARC/HDS Alamance #4 Hsg. Corp
AHA7HC	ARC/HDS Alamance #7 Hsg. Corp.
AHACHC	ARC/HDS Alamance Country Housing Corp.
AHEHC	ARC/HDS Elon Housing Corp.
AHH	Adventist Hinsdale Hospital
AHSGA	Adventist Health System-Georgia
AHSSunbelt	Adventist Health System-Sunbelt
ATDC	Advanced Technology Development Center
BCHCC	Bernalillo County Health Care Corp.
BMH	Bakersfield Memorial Hospital
BRCH	Boca Raton Community Hospital
CDA	Communities Devel. Authority
CFHA	Central Florida Health Alliance
CHCW	Catholic Healthcare West
CHFTEH	Catholic Housing for the Elderly & Handicapped
CHSB	Community Hospital of San Bernardino
CMH	Copley Memorial Hospital
COP	Certificates of Participation
CSAC	Counseling Services Addison County
CSAHS	The Sisters of Charity of St. Augustine Health System
CVH&OCC	Chippewa Valley Hospital & Oakview Care Center
DHlth	Dignity Health
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
EPBH	Emma Pendleton Bradley Hospital
FHosp	Fletcher Hospital
FHW	Florida Hospital/Waterman
FHZ	Florida Hospital Zephyrhills

64    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Footnotes to Statement of Investments Continued

GINNE	Goodwill Industries of Northern New England
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
HEHA	Higher Education and Health Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HSC	Hospital for Special Care
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JCH	Jellico Community Hospital
JFK	John Fitzgerald Kennedy
MAH	Metroplex Adventist Hospital
MBHS	Mississippi Baptist Health Systems
MBMC	Mississippi Baptist Medical Center
MH	Memorial Hospital
MHF	Miriam Hospital Foundation
MHFlagler	Memorial Hospital-Flagler
MHSys	Memorial Health Systems
MHWV	Memorial Hospital West Volusia
NH	Northgate Housing
NSU	Northeastern State University
NWCSS	Northwestern Counseling & Support Services
NY/NJ	New York/New Jersey
NYC	New York City
OH	Oakwood Healthcare
PAHS	Portercare Adventist Health System
PHCF	Presbyterian Healthcare Foundation
PHSvcs	Presbyterian Healthcare Services
RCF	Rush-Copley Foundation
RCMC	Rush-Copley Medical Center
Res Rec	Resource Recovery Facility
RIH	Rhode Island Hospital
RIHF	Rhode Island Hospital Foundation
RMHS	Rutland Mental Health Services
ROLs	Residual Option Longs
RUMC	Rush University Medical Center
SANC	St. Agnes Nursing Center
SCIC	Scottsdale Captive Insurance Company
SHC	Scottsdale Healthcare Corp.
SHH	Scottsdale Healthcare Hospitals
SHRC	Scottsdale Healthcare Realty Corp.
SJR	St. Joseph Residence
SJRNC	St. John's Rehabilitation and Nursing Center
SLHOKC	St. Luke's Hospital of Kansas City
SLHS	St. Luke's Health System
SMMC	Shawnee Mission Medical Center
SVHC	Southwest Volusia Healthcare Corporation
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds

65    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Footnotes to Statement of Investments Continued

TIP	Transportation Infrastructure Properties
TMH	The Miriam Hospital
TUFF	The University Financing Foundation
TVTCMC	The Villages Tri-County Medical Center
TYW	The YMCA of Wichita
UHHS	University Hospitals Health System
UHSEC	University Health Systems of Eastern Carolina
UMass	University of Massachusetts
V.I.	United States Virgin Islands
VMNRC	Villa Marina Nursing & Rehabilitation Center
VOA	Volunteers of America
WCMHS	Washington County Mental Health Services
WFMG	Wheaton Franciscan Medical Group
WFS	Wheaton Franciscan Services

See accompanying Notes to Financial Statements.

66    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES    March 31, 2014    Unaudited

Assets
Investments, at value (cost $3,980,775,103)—see accompanying statement of investments	$3,858,224,832

Cash	4,141,011

Receivables and other assets:
Interest	62,474,130
Investments sold (including $14,077,152 sold on a when-issued or delayed delivery basis)	35,617,925
Shares of beneficial interest sold	4,346,945
Other	1,822,627

Total assets	3,966,627,470

Liabilities
Payables and other liabilities:
Payable for borrowings (See Note 6)	89,700,000
Payable for short-term floating rate notes issued (See Note 1)	63,020,000
Shares of beneficial interest redeemed	19,289,015
Dividends	2,577,386
Distribution and service plan fees	728,745
Trustees’ compensation	117,600
Interest expense on borrowings	8,465
Other	160,936

Total liabilities	175,602,147

Net Assets	$3,791,025,323

Composition of Net Assets
Par value of shares of beneficial interest	$265,881

Additional paid-in capital	4,038,294,312

Accumulated net investment income	12,443,107

Accumulated net realized loss on investments	(137,427,706)

Net unrealized depreciation on investments	(122,550,271)

Net Assets	$3,791,025,323

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,297,157,073 and 160,905,567 shares of beneficial interest outstanding)	$14.28
Maximum offering price per share (net asset value plus sales charge of 2.25% of offering price)	$14.61

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $28,722,729 and 2,014,211 shares of beneficial interest outstanding)	$14.26

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,020,609,638 and 71,813,951 shares of beneficial interest outstanding)	$14.21

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $444,535,883 and 31,147,438 shares of beneficial interest outstanding)	$14.27

See accompanying Notes to Financial Statements

67    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF OPERATIONS    For the Six Months Ended March 31, 2014    Unaudited

Investment Income
Interest	$105,013,880

Expenses
Management fees	8,342,424

Distribution and service plan fees:
Class A	3,112,423
Class B	156,340
Class C	5,541,144

Transfer and shareholder servicing agent fees:
Class A	820,105
Class B	17,995
Class C	416,539
Class Y	153,019

Shareholder communications:
Class A	147,248
Class B	4,691
Class C	85,608
Class Y	24,844

Borrowing fees	1,074,456

Interest expense and fees on short-term floating rate notes issued (See Note 1)	250,540

Interest expense on borrowings	48,234

Trustees’ compensation	33,394

Custodian fees and expenses	28,513

Other	272,211

Total expenses	20,529,728

Net Investment Income	84,484,152

Realized and Unrealized Gain (Loss)
Net realized loss on investments	(3,103,089)

Net change in unrealized appreciation/depreciation on investments	32,595,492

Net Increase in Net Assets Resulting from Operations	$113,976,555

See accompanying Notes to Financial Statements.

68    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
Operations
Net investment income	$84,484,152	$193,643,302

Net realized loss	(3,103,089)	(6,791,659)

Net change in unrealized appreciation/depreciation	32,595,492	(367,434,296)

Net increase (decrease) in net assets resulting from operations	113,976,555	(180,582,653)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(49,084,857)	(124,084,161)
Class B	(485,638)	(1,245,965)
Class C	(17,589,197)	(43,559,848)
Class Y	(9,664,481)	(24,865,872)

	(76,824,173)	(193,755,846)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(507,569,892)	(274,080,410)
Class B	(6,216,605)	(11,169,042)
Class C	(215,638,043)	(129,921,801)
Class Y	(113,167,336)	27,567,480

	(842,591,876)	(387,603,773)

Net Assets
Total decrease	(805,439,494)	(761,942,272)

Beginning of period	4,596,464,817	5,358,407,089

End of period (including accumulated net investment income of $12,443,107 and $4,783,128, respectively)	$3,791,025,323	$4,596,464,817

See accompanying Notes to Financial Statements.

69    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF CASH FLOWS    For the Six Months Ended March 31, 2014    Unaudited

Cash Flows from Operating Activities
Net increase in net assets from operations	$113,976,555

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(139,612,928)
Proceeds from disposition of investment securities	401,051,120
Short-term investment securities, net	541,198,514
Premium amortization	17,572,750
Discount accretion	(4,026,483)
Net realized loss on investments	3,103,089
Net change in unrealized appreciation/depreciation on investments	(32,595,492)
Change in assets:
Increase in other assets	(1,131,764)
Decrease in interest receivable	13,198,193
Decrease in receivable for securities sold	7,519,873
Change in liabilities:
Decrease in other liabilities	(759,272)
Decrease in payable for securities purchased	(6,886,429)

Net cash provided by operating activities	912,607,726

Cash Flows from Financing Activities
Proceeds from borrowings	664,600,000
Payments on borrowings	(657,300,000)
Payments on short-term floating rate notes issued	(1,320,000)
Proceeds from shares sold	463,716,612
Payments on shares redeemed	(1,372,394,763)
Cash distributions paid	(13,199,052)

Net cash used in financing activities	(915,897,203)

Net decrease in cash	(3,289,477)

Cash, beginning balance	7,430,488

Cash, ending balance	$4,141,011

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $64,091,974.
Cash paid for interest on borrowings—$50,609.
Cash paid for interest on short-term floating rate notes issued—$250,540.

See accompanying Notes to Financial Statements.

70    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	Year Ended September 28, 2012[1]	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2009
Per Share Operating Data
Net asset value, beginning of period	$14.12	$15.13	$14.51	$14.68	$14.55	$14.11

Income (loss) from investment operations:
Net investment income[2]	0.30	0.55	0.63	0.71	0.74	0.76
Net realized and unrealized gain (loss)	0.14	(1.01)	0.66	(0.15)	0.12	0.38

Total from investment operations	0.44	(0.46)	1.29	0.56	0.86	1.14

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.28)	(0.55)	(0.67)	(0.73)	(0.73)	(0.70)

Net asset value, end of period	$14.28	$14.12	$15.13	$14.51	$14.68	$14.55

Total Return, at Net Asset Value[3]	3.13%	(3.16)%	9.08%	3.99%	6.10%	8.64%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,297,157	$2,781,456	$3,281,705	$2,388,951	$2,261,442	$1,475,689

Average net assets (in thousands)	$2,509,259	$3,373,420	$2,776,061	$2,222,345	$1,764,368	$1,234,400

Ratios to average net assets:[4]
Net investment income	4.30%	3.68%	4.25%	4.94%	5.10%	5.60%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.75%	0.73%	0.72%	0.73%	0.73%	0.76%
Interest and fees from borrowings	0.05%	0.03%	0.04%	0.07%	0.09%	0.25%
Interest and fees on short-term floating rate notes issued[5]	0.01%	0.01%	0.02%	0.04%	0.04%	0.15%

Total expenses	0.81%	0.77%	0.78%	0.84%	0.86%	1.16%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.81%	0.77%	0.78%	0.84%	0.83%	1.13%

Portfolio turnover rate	4%	23%	19%	21%	20%	28%

71    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS    Continued

1.	September 28, 2012 represents the last business day of the Fund’s 2012 fiscal year.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4.	Annualized for periods less than one full year.
5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

72    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Class B	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	Year Ended September 28, 2012[1]	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2009
Per Share Operating Data
Net asset value, beginning of period	$14.11	$15.11	$14.49	$14.67	$14.54	$14.10

Income (loss) from investment operations:
Net investment income[2]	0.24	0.42	0.51	0.58	0.62	0.64
Net realized and unrealized gain (loss)	0.13	(1.00)	0.66	(0.15)	0.12	0.39

Total from investment operations	0.37	(0.58)	1.17	0.43	0.74	1.03

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.22)	(0.42)	(0.55)	(0.61)	(0.61)	(0.59)

Net asset value, end of period	$14.26	$14.11	$15.11	$14.49	$14.67	$14.54

Total Return, at Net Asset Value[3]	2.64%	(3.91)%	8.20%	3.04%	5.21%	7.75%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,723	$34,636	$48,567	$40,138	$45,125	$44,364

Average net assets (in thousands)	$31,327	$43,668	$45,414	$40,653	$42,185	$46,208

Ratios to average net assets:[4]
Net investment income	3.47%	2.84%	3.44%	4.08%	4.28%	4.78%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.57%	1.57%	1.55%	1.58%	1.59%	1.59%
Interest and fees from borrowings	0.05%	0.03%	0.04%	0.07%	0.09%	0.25%
Interest and fees on short-term floating rate notes issued[5]	0.01%	0.01%	0.02%	0.04%	0.04%	0.15%

Total expenses	1.63%	1.61%	1.61%	1.69%	1.72%	1.99%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.63%	1.61%	1.61%	1.69%	1.69%	1.96%

Portfolio turnover rate	4%	23%	19%	21%	20%	28%

1.	September 28, 2012 represents the last business day of the Fund’s 2012 fiscal year.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4.	Annualized for periods less than one full year.
5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

73    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS    Continued

Class C	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	Year Ended September 28, 2012[1]	Year Ended September 30, 2011	Year Ended September 30, 2010	Year Ended September 30, 2009
Per Share Operating Data
Net asset value, beginning of period	$14.06	$15.06	$14.45	$14.63	$14.50	$14.06

Income (loss) from investment operations:
Net investment income[2]	0.25	0.43	0.52	0.59	0.63	0.65
Net realized and unrealized gain (loss)	0.12	(1.00)	0.65	(0.15)	0.12	0.39

Total from investment operations	0.37	(0.57)	1.17	0.44	0.75	1.04

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.22)	(0.43)	(0.56)	(0.62)	(0.62)	(0.60)

Net asset value, end of period	$14.21	$14.06	$15.06	$14.45	$14.63	$14.50

Total Return, at Net Asset Value[3]	2.68%	(3.85)%	8.22%	3.15%	5.33%	7.85%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,020,609	$1,226,253	$1,456,703	$1,015,909	$961,560	$599,965

Average net assets (in thousands)	$1,110,212	$1,486,679	$1,225,855	$958,181	$760,222	$496,015

Ratios to average net assets:[4]
Net investment income	3.53%	2.91%	3.48%	4.17%	4.34%	4.84%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.52%	1.50%	1.49%	1.50%	1.49%	1.52%
Interest and fees from borrowings	0.05%	0.03%	0.04%	0.07%	0.09%	0.25%
Interest and fees on short-term floating rate notes issued[5]	0.01%	0.01%	0.02%	0.04%	0.04%	0.15%

Total expenses	1.58%	1.54%	1.55%	1.61%	1.62%	1.92%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.58%	1.54%	1.55%	1.61%	1.59%	1.89%

Portfolio turnover rate	4%	23%	19%	21%	20%	28%

74    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

1.	September 28, 2012 represents the last business day of the Fund’s 2012 fiscal year.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
4.	Annualized for periods less than one full year.
5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

75    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS    Continued

Class Y	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	Year Ended September 28, 2012[1]	Period Ended September 30, 2011[2]
Per Share Operating Data
Net asset value, beginning of period	$14.12	$15.12	$14.50	$14.00

Income (loss) from investment operations:
Net investment income[3]	0.32	0.59	0.66	0.47
Net realized and unrealized gain (loss)	0.12	(1.00)	0.67	0.53

Total from investment operations	0.44	(0.41)	1.33	1.00

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.29)	(0.59)	(0.71)	(0.50)

Net asset value, end of period	$14.27	$14.12	$15.12	$14.50

Total Return, at Net Asset Value[4]	3.19%	(2.85)%	9.36%	7.33%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$444,536	$554,120	$571,432	$115,887

Average net assets (in thousands)	$465,819	$633,743	$380,240	$64,932

Ratios to average net assets:[5]
Net investment income	4.54%	3.93%	4.45%	5.01%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.50%	0.48%	0.46%	0.48%
Interest and fees from borrowings	0.05%	0.03%	0.04%	0.07%
Interest and fees on short-term floating rate notes issued[6]	0.01%	0.01%	0.02%	0.04%

Total expenses	0.56%	0.52%	0.52%	0.59%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.56%	0.52%	0.52%	0.59%

Portfolio turnover rate	4%	23%	19%	21%

1.	September 28, 2012 represents the last business day of the Fund’s reporting period.
2.	For the period from January 31, 2011 (inception of offering) to September 30, 2011.
3.	Per share amounts calculated based on the average shares outstanding during the period.
4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
5.	Annualized for periods less than one full year.
6.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

76    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    March 31, 2014    Unaudited

1. Significant Accounting Policies

Oppenheimer Rochester Limited Term Municipal Fund (the “Fund”), a series of Oppenheimer Municipal Fund, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares are permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds will be allowed. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies consistently followed by the Fund.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and

77    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies (Continued)

holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

78    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

1. Significant Accounting Policies (Continued)

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust.) Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating

79    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies (Continued)

rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of March 31, 2014, the Fund’s maximum exposure under such agreements is estimated at $58,980,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations, while interest payable on the related short-term floating rate securities is recorded as interest expense. At March 31, 2014, municipal bond holdings with a value of $136,533,525 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $63,020,000 in short-term floating rate securities issued and outstanding at that date.

At March 31, 2014, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$25,000,000	CA Health Facilities Financing Authority[3]	9.344%	11/15/31	$31,140,500
16,485,000	Chicago, IL Board of Education ROLs[3]	8.444	12/1/24	19,715,895
17,500,000	Montgomery County, PA IDA ROLs[3]	9.314	8/1/30	19,421,500
1,070,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	13.706	6/1/39	1,193,168
1,900,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	9.239	12/1/38	2,042,462

				$73,513,525

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

80    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

1. Significant Accounting Policies (Continued)

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities, and interest on the security is recorded as investment income on the Fund’s Statement of Operations.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $63,020,000 or 1.59% of its total assets as of March 31, 2014.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2014, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$14,077,152

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet

81    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies (Continued)

interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 31, 2014 is as follows:

Cost	$1,206,496
Market Value	$293,310
Market value as % of Net Assets	0.01%

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended September 30, 2013, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. Details of the fiscal year ended September 30, 2013 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring
2015	$70,040
2016	2,094,523
2017	32,902,442
2018	24,942,008
2019	9,284,227
No expiration	65,530,074

Total	$134,823,314

As of March 31, 2014, it is estimated that the capital loss carryforwards would be $69,293,240 expiring by 2019 and $68,633,163 which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2014, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

82    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

1. Significant Accounting Policies (Continued)

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2014 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$3,916,664,308 [1]

Gross unrealized appreciation	$65,902,162
Gross unrealized depreciation	(188,482,268)

Net unrealized depreciation	$(122,580,106)

1.	The Federal tax cost of securities does not include cost of $64,140,630, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio

83    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies (Continued)

securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when

84    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

2. Securities Valuation (Continued)

the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued

85    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

2. Securities Valuation (Continued)

either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

86    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

2. Securities Valuation (Continued)

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of March 31, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$51,382,074	$—	$51,382,074
Alaska	—	8,837,343	—	8,837,343
Arizona	—	83,259,690	—	83,259,690
Arkansas	—	332,574	—	332,574
California	—	523,388,198	—	523,388,198
Colorado	—	31,652,544	—	31,652,544
Connecticut	—	1,625,873	—	1,625,873
District of Colombia	—	96,368,535	—	96,368,535
Florida	—	285,762,913	—	285,762,913
Georgia	—	75,124,659	—	75,124,659
Hawaii	—	12,110,212	—	12,110,212
Idaho	—	1,251,162	—	1,251,162
Illinois	—	446,240,727	—	446,240,727
Indiana	—	47,122,035	—	47,122,035
Kansas	—	10,991,338	—	10,991,338
Kentucky	—	18,322,596	—	18,322,596
Louisiana	—	37,876,680	—	37,876,680
Maine	—	2,921,453	—	2,921,453
Maryland	—	5,976,657	—	5,976,657
Massachusetts	—	50,087,203	34,855	50,122,058
Michigan	—	204,159,963	—	204,159,963
Minnesota	—	1,681,526	—	1,681,526
Mississippi	—	37,896,241	—	37,896,241
Missouri	—	41,720,965	—	41,720,965
Montana	—	215,406	—	215,406
Nebraska	—	881,381	—	881,381
Nevada	—	38,334,009	—	38,334,009
New Hampshire	—	8,997,432	—	8,997,432
New Jersey	—	55,552,634	—	55,552,634
New Mexico	—	153,101	—	153,101
New York	—	123,852,330	—	123,852,330
North Carolina	—	10,458,763	—	10,458,763
North Dakota	—	165,871	—	165,871
Ohio	—	163,320,095	—	163,320,095
Oklahoma	—	74,438,132	—	74,438,132
Oregon	—	3,601,692	—	3,601,692
Other Territory	—	15,295,050	—	15,295,050
Pennsylvania	—	128,246,667	—	128,246,667
Rhode Island	—	111,090,684	—	111,090,684
South Carolina	—	1,195,052	—	1,195,052
South Dakota	—	4,512,917	—	4,512,917
Tennessee	—	15,589,122	—	15,589,122
Texas	—	246,727,425	—	246,727,425
Utah	—	490,778	—	490,778

87    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Municipal Bonds and Notes (Continued)
Vermont	$—	$16,639,198	$—	$16,639,198
Virginia	—	23,935,770	—	23,935,770
Washington	—	19,851,115	—	19,851,115
West Virginia	—	1,117,657	—	1,117,657
Wisconsin	—	39,433,886	—	39,433,886
Wyoming	—	37,298,980	—	37,298,980
U.S. Possessions	—	635,321,521	—	635,321,521
Common Stock	135,748	—	—	135,748
Corporate Bond and Note	—	5,244,400	—	5,244,400

Total Assets	$135,748	$3,858,054,229	$34,855	$3,858,224,832

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2014		Year Ended September 30, 2013
	Shares	Amount	Shares	Amount
Class A
Sold	17,099,980	$240,592,103	70,140,462	$1,054,083,983
Dividends and/or distributions reinvested	2,995,993	42,262,318	7,079,719	105,220,964
Redeemed	(56,124,220)	(790,424,313)	(97,238,269)	(1,433,385,357)

Net decrease	(36,028,247)	$(507,569,892)	(20,018,088)	$(274,080,410)

Class B
Sold	67,547	$949,827	234,510	$3,479,640
Dividends and/or distributions reinvested	32,326	455,602	75,336	1,119,400
Redeemed	(540,691)	(7,622,034)	(1,068,921)	(15,768,082)

Net decrease	(440,818)	$(6,216,605)	(759,075)	$(11,169,042)

Class C
Sold	6,758,597	$94,697,437	22,394,172	$335,442,763
Dividends and/or distributions reinvested	1,014,804	14,251,141	2,302,259	34,059,124
Redeemed	(23,165,277)	(324,586,621)	(34,200,991)	(499,423,688)

Net decrease	(15,391,876)	$(215,638,043)	(9,504,560)	$(129,921,801)

88    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

3. Shares of Beneficial Interest (Continued)

	Six Months Ended March 31, 2014		Year Ended September 30, 2013
	Shares	Amount	Shares	Amount
Class Y
Sold	8,841,678	$124,658,678	31,262,365	$466,935,353
Dividends and/or distributions reinvested	505,154	7,122,913	1,135,694	16,874,152
Redeemed	(17,445,259)	(244,948,927)	(30,940,821)	(456,242,025)

Net increase (decrease)	(8,098,427)	$(113,167,336)	1,457,238	$27,567,480

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2014 were as follows:

	Purchases	Sales
Investment securities	$139,612,928	$401,051,120

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $100 million	0.500%
Next $150 million	0.450
Next $250 million	0.425
Next $4.5 billion	0.400
Next $5 billion	0.390
Over $10 billion	0.370

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. Fees incurred by the Fund with respect to these services are detailed in the Statement of Operations.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

89    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

5. Fees and Other Transactions with Affiliates (Continued)

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2014 were as follows:

Class C	$23,850,515

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

90    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

5. Fees and Other Transactions with Affiliates (Continued)

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
March 31, 2014	$55,506	$192,331	$30,113	$109,011

Waivers and Reimbursements of Expenses. The Transfer Agent has contractually agreed to limit transfer and shareholder servicing agent fees for Classes B, C and Y shares to 0.35% of average annual net assets per class and for Class A shares to 0.30% of average annual net assets of the class.

Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.

6. Borrowings

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings (meaning that the value of those assets must be at least 300% of the amount borrowed). The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. When the Fund invests borrowed money in portfolio securities, it is using a speculative investment technique known as leverage and changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow because of the effect of leverage.

The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 1. The Fund may use the borrowings to reduce the leverage amount of, or unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of the inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 1 (Inverse Floating Rate Securities) for additional information.

The Fund will pay interest and may pay other fees in connection with loans. If the Fund does borrow, it will be subject to greater expenses than funds that do not borrow. The interest on borrowed money and the other fees incurred in conjunction with loans are an expense that might reduce the Fund’s yield and return. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other

91    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

6. Borrowings (Continued)

Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.5 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.1501% as of March 31, 2014). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended March 31, 2014 equal 0.04% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of March 31, 2014, the Fund had borrowings outstanding at an interest rate of 0.1501%. Details of the borrowings for the six months ended March 31, 2014 are as follows:

Average Daily Loan Balance	$60,618,681
Average Daily Interest Rate	0.158%
Fees Paid	$1,880,336
Interest Paid	$50,609

7. Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.

The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty’) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the six months ended March 31, 2014 are included in expenses on the Fund’s Statement of Operations and equal 0.01% of the Fund’s average net assets on an annualized basis.

92    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

7. Reverse Repurchase Agreements (Continued)

The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.

The Fund executed no transactions under the Facility during the six months ended March 31, 2014.

Details of reverse repurchase agreement transactions for the six months ended March 31, 2014 are as follows:

Fees Paid	$471,810

8. Pending Litigation

Since 2009, seven class action lawsuits have been pending in the U.S. District Court for the District of Colorado against OppenheimerFunds, Inc. (“OFI”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by OFI Global Asset Management, Inc. and distributed by the Distributor (the “Defendant Funds”). The lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. On March 5, 2014, the parties in six of these lawsuits executed stipulations and agreements of settlement resolving those actions. The settlements are subject to a variety of contingencies, including approval by the court. The settlements do not resolve a seventh outstanding lawsuit relating to Oppenheimer Rochester California Municipal Fund.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against OFI and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by

93    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

8. Pending Litigation (Continued)

an affiliate of OFI and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The settlement does not resolve other outstanding lawsuits against OFI and its affiliates relating to BLMIS.

On April 16, 2010, a lawsuit was filed in New York state court against (i) OFI, (ii) an affiliate of OFI and (iii) AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs alleged breach of contract and common law fraud claims against the defendants and sought compensatory damages, costs and disbursements, including attorney fees. On April 11, 2013, the court granted defendants’ motion for summary judgment, dismissing plaintiffs’ fraud claim with prejudice and dismissing their contract claim without prejudice, and granted plaintiffs leave to replead their contract claim to assert a cause of action for specific performance within 30 days. On May 9, 2013, plaintiffs filed a notice of appeal from the court’s dismissal order. On January 7, 2014, the appellate court affirmed the trial court’s dismissal order. On March 28, 2014, the parties filed a stipulation of discontinuance dismissing the lawsuit with prejudice. On July 15, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleged breach of contract and common law fraud claims against the defendants and sought compensatory damages, costs and disbursements, including attorney fees. On March 28, 2014, the parties filed a stipulation of discontinuance dismissing the lawsuit with prejudice. On November 9, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleged breach of contract against the defendants and sought compensatory damages, costs and disbursements, including attorney fees. On November 8, 2013, the parties filed a stipulation of discontinuance dismissing the lawsuit with prejudice.

OFI believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, OFI believes that these suits should not impair the ability of OFI or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

94    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS    Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

95    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Edmund P. Giambastiani, Jr., Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Joanne Pace, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Daniel G. Loughran, Vice President
Scott S. Cottier, Vice President
Troy E. Willis, Vice President
Mark R. DeMitry, Vice President
Michael L. Camarella, Vice President
Charles S. Pulire, Vice President
Richard Stein, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2014 OppenheimerFunds, Inc. All rights reserved.

96    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

97    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website. As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., and each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated November 2013. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

98    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

THIS PAGE INTENTIONALLY LEFT BLANK.

99    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

THIS PAGE INTENTIONALLY LEFT BLANK.

100    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

THIS PAGE INTENTIONALLY LEFT BLANK.

101    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

THIS PAGE INTENTIONALLY LEFT BLANK.

102    OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Visit us at **oppenheimerfunds.com** for 24-hr access to account information and transactions or call us at **800.CALL OPP (800.225.5677)** for 24-hr automated information and automated transactions. Representatives also available Mon–Fri 8am-8pm ET.

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.
225 Liberty Street, New York, NY 10281-1008
© 2014 OppenheimerFunds Distributor, Inc. All rights reserved.
RS0860.001.0314 May 27, 2014

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	5/13/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	5/13/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	5/13/2014